UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 95.7%
Biotechnology 81.6%
[a]Acadia Pharmaceuticals Inc.	United States	435,100	$21,237,231
[a]Acceleron Pharma Inc.	United States	209,300	5,994,352
[a,b]ADMA Biologics Inc.	United States	131,700	1,227,444
[a,b]Aduro Biotech Inc.	United States	142,480	3,735,826
[a]Alexion Pharmaceuticals Inc.	United States	226,600	44,739,904
[a]Alkermes PLC	United States	128,600	9,004,572
[a]Alnylam Pharmaceuticals Inc.	United States	224,900	28,659,007
Amgen Inc.	United States	562,600	99,349,534
[a]Amicus Therapeutics Inc.	United States	711,200	12,225,528
[a]Anthera Pharmaceuticals Inc.	United States	1,020,762	11,136,513
[a,c]Aptose Biosciences Inc., 144A	Canada	488,883	2,220,327
[a]Aquinox Pharmaceuticals Inc.	Canada	237,800	437,552
[a,b,d]ARCA biopharma Inc.	United States	3,346,547	3,580,805
[a,d,e]ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	509,614
[a,b]Axovant Sciences Ltd.	United States	450,882	6,316,857
[a,b]Bellicum Pharmaceuticals Inc.	United States	331,600	6,748,060
[a]BioCryst Pharmaceuticals Inc.	United States	346,600	5,365,368
[a]Biogen Inc.	United States	367,761	117,234,852
[a]BioMarin Pharmaceutical Inc.	United States	430,156	62,918,918
[a,b]Biotie Therapies OYJ, ADR	Finland	111,900	2,006,367
[a]Bluebird Bio Inc.	United States	176,528	29,273,638
[a]Cara Therapeutics Inc.	United States	202,400	4,313,144
[a,b]Catalyst Pharmaceuticals Inc.	United States	848,515	4,191,664
[a]Celgene Corp.	United States	1,405,000	184,406,250
[a]Celldex Therapeutics Inc.	United States	1,343,229	31,633,043
[a,b]Cellectis SA, ADR	France	97,700	3,469,327
[a,b]ChemoCentryx Inc.	United States	595,308	4,905,338
[a,b]Concert Pharmaceuticals Inc.	United States	263,800	4,323,682
[a,b,f]CytRx Corp.	United States	589,000	1,602,080
[a]Dicerna Pharmaceuticals Inc.	United States	224,823	2,747,337
[a]Dyax Corp.	United States	306,600	7,545,426
[a,b]Dynavax Technologies Corp.	United States	366,770	10,786,706
[a,b]Eleven Biotherapeutics Inc.	United States	701,164	1,942,224
[a]Fate Therapeutics Inc.	United States	195,700	1,381,642
[a]FibroGen Inc.	United States	451,308	10,492,911
[a]Forward Pharma AS, ADR	Denmark	114,700	3,723,162
[a]Galapagos NV, ADR	Belgium	58,800	3,566,220
[a]Genocea Biosciences Inc.	United States	412,600	5,363,800
Gilead Sciences Inc.	United States	1,560,300	183,896,958
[a]GlycoMimetics Inc.	United States	337,000	2,581,420
[a]Halozyme Therapeutics Inc.	United States	426,600	9,956,844
[a,b,d]Heat Biologics Inc.	United States	624,200	3,988,638
[a]Heron Therapeutics Inc.	United States	1,627,910	52,646,609
[a,c]Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	8,006,799
[a]Immune Design Corp.	United States	327,300	6,336,528
[a]ImmunoGen Inc.	United States	371,300	6,690,826
[a]Incyte Corp.	United States	658,500	68,668,380
[a,b]Inotek Pharmaceuticals Corp.	United States	500,600	6,502,794
[a,g]Intarcia Therapeutics Inc., DD	United States	80,195	2,959,997
[a]Intercept Pharmaceuticals Inc.	United States	110,600	29,177,386
[a]Isis Pharmaceuticals Inc.	United States	235,500	12,936,015
[a]Karyopharm Therapeutics Inc.	United States	683,900	14,033,628
[a,b]Keryx Biopharmaceuticals Inc.	United States	1,435,500	11,455,290
[a,b]Kite Pharma Inc.	United States	123,144	8,961,189
[a,b]La Jolla Pharmaceutical Co.	United States	384,600	11,691,840
[a,f]Lion Biotechnologies Inc.	United States	830,700	7,110,792
[a]MacroGenics Inc.	United States	293,900	11,050,640
[a,b]Mast Therapeutics Inc.	United States	5,353,500	2,355,540
[a]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	227,230
[a]Medivation Inc.	United States	464,554	48,931,473

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Mirati Therapeutics Inc.	Canada	322,200	9,218,142
[a,e]Natera Inc.	United States	158,662	2,583,176
[a,b]Natera Inc.	United States	316,300	5,721,867
[a]Neurocrine Biosciences Inc.	United States	531,600	26,643,792
[a,b]NewLink Genetics Corp.	United States	231,000	12,046,650
[a]Nivalis Therapeutics Inc.	United States	182,500	3,097,025
[a,e]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	1,927,201
[a]Novavax Inc.	United States	1,241,900	14,977,314
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	2,094,428
[a]Oncothyreon Inc.	United States	2,973,100	10,822,084
[a]Ophthotech Corp.	United States	13,632	922,750
[a,b]Orexigen Therapeutics Inc.	United States	1,669,123	6,676,492
[a,b]OvaScience Inc.	United States	250,154	7,129,389
[a]Pfenex Inc.	United States	607,800	12,879,282
[a]Portola Pharmaceuticals Inc.	United States	605,400	29,930,976
[a]Pronai Therapeutics Inc.	Canada	110,000	3,014,000
[a,b]ProQR Therapeutics NV	Netherlands	103,700	1,677,866
[a]PTC Therapeutics Inc.	United States	160,000	8,193,600
[a]Puma Biotechnology Inc.	United States	340,944	30,889,526
[a]Radius Health Inc.	United States	154,300	12,084,776
[a]Regeneron Pharmaceuticals Inc.	United States	124,509	68,935,653
[a]Retrophin Inc.	United States	575,494	18,266,180
[a]Sage Therapeutics Inc.	United States	210,670	14,401,401
[a]Sangamo BioSciences Inc.	United States	282,900	2,588,535
[a]Sorrento Therapeutics Inc.	United States	132,951	2,762,722
[a]Stemline Therapeutics Inc.	United States	606,400	6,506,672
[a,b]Synergy Pharmaceuticals Inc.	United States	814,567	7,428,851
[a]Targacept Inc.	United States	191,432	470,923
[a,b]Tekmira Pharmaceuticals Corp.	Canada	803,000	8,696,490
[a]Tesaro Inc.	United States	219,600	12,736,800
[a]Threshold Pharmaceuticals Inc.	United States	1,055,600	4,560,192
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	141,714
[a]Threshold Pharmaceuticals Inc., wts., 2/12/20	United States	439,500	—
[a,b]Tokai Pharmaceuticals Inc.	United States	183,000	2,386,320
[a]Tonix Pharmaceuticals Holding Corp.	United States	147,281	1,241,579
[a]Trillium Therapeutics Inc.	Canada	158,100	3,400,731
[a]Ultragenyx Pharmaceutical Inc.	United States	82,400	9,964,632
[a]Vertex Pharmaceuticals Inc.	United States	390,800	52,758,000
[a]vTv Therapeutics Inc., A	United States	309,200	3,092,000
[a]Xencor Inc.	United States	339,701	7,605,905
[a]Zafgen Inc.	United States	378,626	14,376,429
			1,715,335,106
Life Sciences Tools & Services 3.4%
[a]Fluidigm Corp.	United States	623,100	12,480,693
[a]Illumina Inc.	United States	266,700	58,487,310
			70,968,003
Pharmaceuticals 10.7%
[a,b]Alcobra Ltd.	Israel	671,000	4,958,690
[a]Aratana Therapeutics Inc.	United States	546,000	9,620,520
[a]Carbylan Therapeutics Inc.	United States	572,950	3,959,085
[a,b]Cynapsus Therapeutics Inc.	Canada	288,229	4,680,839
[a]Dermira Inc.	United States	159,200	3,594,736
[a,b]Egalet Corp.	United States	958,800	11,112,492
[a,b]Flex Pharma Inc.	United States	127,200	1,983,048
[a]Foamix Pharmaceuticals Ltd.	Israel	413,800	4,402,832
[a]GW Pharmaceuticals PLC, ADR	United Kingdom	43,967	5,034,661
[a]Intra-Cellular Therapies Inc.	United States	146,500	4,263,150
[a]Jazz Pharmaceuticals PLC	United States	160,800	30,912,192
[a]Marinus Pharmaceuticals Inc.	United States	497,820	8,209,052
[a]NantKwest Inc.	United States	57,500	1,759,500
[a,g]NantKwest Inc., 144A	United States	409,274	11,271,408
[a]Neos Therapeutics Inc.	United States	192,700	3,855,927
[a]Nuvo Research Inc.	Canada	112,036	459,999
[a,c]Nuvo Research Inc., 144A	Canada	52,941	217,366

Franklin Strategic Series
Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Relypsa Inc.	United States	271,600	8,992,676
[a]Revance Therapeutics Inc.	United States	244,300	7,580,629
[a]Sagent Pharmaceuticals Inc.	United States	647,857	15,924,325
[a]SciClone Pharmaceuticals Inc.	United States	1,711,919	15,595,582
Shire PLC, ADR	Ireland	165,400	44,130,374
[a]TherapeuticsMD Inc.	United States	2,320,600	18,077,474
[a,b]Zogenix Inc.	United States	260,315	5,026,683
			225,623,240
Total Common Stocks and Other Equity Interests (Cost $1,017,239,625)			2,011,926,349
Convertible Preferred Stocks 0.9%
Biotechnology 0.3%
[a,g]Aduro Biotech Inc., 8.00%, cvt. pfd., D	United States	316,074	5,370,274
Pharmaceuticals 0.6%
[a,g]Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	Netherlands	1,192,774	13,716,901
Total Convertible Preferred Stocks (Cost $14,571,217)			19,087,175
Preferred Stocks (Cost $3,200,000) 0.2%
Biotechnology 0.2%
[a,e]Edge Therapeutics Inc., pfd.	United States	688,172	3,200,000
Total Investments before Short Term Investments (Cost $1,035,010,842)			2,034,213,524
Short Term Investments 7.7%
Money Market Funds (Cost $69,269,070) 3.3%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	69,269,070	69,269,070
Investments from Cash Collateral Received for Loaned Securities (Cost
$94,028,876) 4.4%
Money Market Funds 4.4%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	94,028,876	94,028,876
Total Investments (Cost $1,198,308,788) 104.5%			2,197,511,470
Other Assets, less Liabilities (4.5)%			(95,401,188)
Net Assets 100.0%			$2,102,110,282

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2015.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2015, the aggregate value of these securities was $10,444,492, representing 0.50% of net assets.
d See Note 8 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2015, the aggregate value of these securities was $8,219,991, representing 0.39% of net assets.
f At July 31, 2015 pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
g See Note 7 regarding restricted securities.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 96.9%
Automobiles & Components 0.5%
[a]Tesla Motors Inc.	65,000	$17,299,750
Banks 2.8%
[a]Signature Bank	415,000	60,419,850
[a]SVB Financial Group	250,000	35,775,000
		96,194,850
Capital Goods 4.0%
[a]HD Supply Holdings Inc.	1,964,700	70,336,260
Honeywell International Inc.	300,000	31,515,000
Roper Technologies Inc.	200,000	33,454,000
		135,305,260
Commercial & Professional Services 1.9%
[a]IHS Inc., A	235,000	29,382,050
[a]Stericycle Inc.	250,000	35,242,500
		64,624,550
Consumer Durables & Apparel 4.9%
NIKE Inc., B	700,000	80,654,000
[a]TRI Pointe Group Inc.	2,960,200	43,810,960
[a]Under Armour Inc., A	425,000	42,215,250
		166,680,210
Consumer Services 0.7%
Starbucks Corp.	425,000	24,620,250
Diversified Financials 3.0%
[a]Affiliated Managers Group Inc.	375,000	77,962,500
Intercontinental Exchange Inc.	100,000	22,804,000
		100,766,500
Energy 0.2%
[a]FMC Technologies Inc.	190,000	6,224,400
Food & Staples Retailing 0.4%
Whole Foods Market Inc.	425,000	15,470,000
Food, Beverage & Tobacco 2.7%
Constellation Brands Inc., A	425,000	51,008,500
[a]Monster Beverage Corp.	255,000	39,155,250
		90,163,750
Health Care Equipment & Services 11.1%
[a]Cerner Corp.	1,075,000	77,099,000
[a]ConforMIS Inc.	249,700	5,763,076
[a]DexCom Inc.	300,000	25,395,000
[a]Edwards Lifesciences Corp.	165,000	25,106,400
[a]Envision Healthcare Holdings Inc.	1,950,000	87,360,000
McKesson Corp.	450,000	99,256,500
Medtronic PLC	710,000	55,656,900
		375,636,876
Materials 2.3%
Cytec Industries Inc.	450,000	33,403,500
Ecolab Inc.	400,000	46,324,000
		79,727,500
Media 3.2%
[a,b]Charter Communications Inc., A	146,836	27,290,939
[a]IMAX Corp. (Canada)	235,000	8,791,350

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

The Walt Disney Co.	600,000	72,000,000
		108,082,289
Pharmaceuticals, Biotechnology & Life Sciences 17.4%
[a]Allergan PLC	425,000	140,738,750
[a]Biogen Inc.	285,000	90,852,300
Bristol-Myers Squibb Co.	750,000	49,230,000
[a]Celgene Corp.	850,000	111,562,500
[a]Celldex Therapeutics Inc.	550,000	12,952,500
[a]FibroGen Inc.	319,026	7,417,355
[a]Illumina Inc.	120,000	26,316,000
[a]NantKwest Inc.	190,000	5,814,000
[a,b]Natera Inc.	300,000	5,427,000
[a]Prestige Brands Holdings Inc.	5,900	280,958
[a]Regeneron Pharmaceuticals Inc.	50,000	27,683,000
[a]Revance Therapeutics Inc.	401,114	12,446,567
[a]Valeant Pharmaceuticals International Inc.	385,000	99,149,050
		589,869,980
Real Estate 0.8%
Equinix Inc.	100,000	27,891,000

Retailing 6.0%
Advance Auto Parts Inc.	270,000	47,036,700
[a]Amazon.com Inc.	170,000	91,145,500
[a]The Priceline Group Inc.	36,500	45,390,305
Tractor Supply Co.	200,000	18,504,000
		202,076,505
Semiconductors & Semiconductor Equipment 5.2%
[a]Cavium Inc.	725,000	49,155,000
[a]Nanometrics Inc.	550,000	7,524,000
[a]NXP Semiconductors NV (Netherlands)	950,000	92,140,500
Skyworks Solutions Inc.	275,000	26,309,250
		175,128,750
Software & Services 20.5%
[a]Alibaba Group Holding Ltd., ADR (China)	525,000	41,128,500
[a]CoStar Group Inc.	155,000	31,199,950
[a]Electronic Arts Inc.	675,000	48,296,250
[a]Facebook Inc., A	1,000,000	94,010,000
[a]FleetCor Technologies Inc.	335,000	51,864,700
[a]Google Inc., C	130,000	81,329,300
[a]LinkedIn Corp., A	225,000	45,733,500
MasterCard Inc., A	1,100,000	107,140,000
[a]Mobileye NV	325,000	19,532,500
[a]Salesforce.com Inc.	515,000	37,749,500
[a]ServiceNow Inc.	700,000	56,350,000
Visa Inc., A	862,500	64,980,750
[a]Workday Inc.	200,000	16,866,000
		696,180,950
Technology Hardware & Equipment 7.9%
Apple Inc.	1,700,000	206,210,000
[a]Palo Alto Networks Inc.	325,000	60,394,750
		266,604,750
Transportation 1.4%
[a]Spirit Airlines Inc.	775,800	46,408,356

Total Common Stocks (Cost $2,095,824,462)		3,284,956,476

Short Term Investments 1.7%
Money Market Funds (Cost $28,365,419) 0.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	28,365,419	28,365,419

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Investments from Cash Collateral Received for Loaned Securities 0.9%
Money Market Funds (Cost $30,775,250) 0.9%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	30,775,250	30,775,250
Total Investments (Cost $2,154,965,131) 98.6%		3,344,097,145
Other Assets, less Liabilities 1.4%		46,485,086
Net Assets 100.0%		$3,390,582,231

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 92.5%
Consumer Discretionary 11.7%
[a]Altice SA	Luxembourg	43,410	$5,483,627
BorgWarner Inc.	United States	61,750	3,069,593
NIKE Inc., B	United States	34,718	4,000,208
Twenty-First Century Fox Inc., B	United States	174,350	5,844,212
The Walt Disney Co.	United States	37,520	4,502,400
			22,900,040
Consumer Staples 2.0%
CVS Health Corp.	United States	35,930	4,041,047
Energy 7.0%
Anadarko Petroleum Corp.	United States	61,910	4,603,009
Pioneer Natural Resources Co.	United States	42,130	5,340,820
Schlumberger Ltd.	United States	46,400	3,842,848
			13,786,677
Financials 22.9%
BlackRock Inc.	United States	11,927	4,011,289
[a]CBRE Group Inc.	United States	131,400	4,989,258
The Charles Schwab Corp.	United States	154,020	5,372,217
Citigroup Inc.	United States	73,530	4,298,564
Discover Financial Services	United States	61,150	3,412,781
Equinix Inc.	United States	21,000	5,857,110
The Hartford Financial Services Group Inc.	United States	166,360	7,910,418
JPMorgan Chase & Co.	United States	59,583	4,083,223
LPL Financial Holdings Inc.	United States	108,760	5,128,034
			45,062,894
Health Care 15.1%
[a]Allergan PLC	United States	32,944	10,909,406
Sanofi, ADR	France	109,911	5,934,095
[a]Valeant Pharmaceuticals International Inc.	United States	49,430	12,729,708
			29,573,209
Industrials 10.7%
The ADT Corp.	United States	155,700	5,376,321
FedEx Corp.	United States	12,340	2,115,323
[a]Genesee & Wyoming Inc.	United States	92,370	6,578,591
Precision Castparts Corp.	United States	9,780	1,906,318
Towers Watson & Co.	United States	39,400	4,995,132
			20,971,685
Information Technology 19.5%
[a]Adobe Systems Inc.	United States	78,120	6,405,059
[a]Google Inc., A	United States	4,270	2,807,525
[a]Google Inc., C	United States	4,480	2,802,733
MasterCard Inc., A	United States	52,860	5,148,564
Microsoft Corp.	United States	144,750	6,759,825
Motorola Solutions Inc.	United States	93,600	5,630,976
QUALCOMM Inc.	United States	136,050	8,760,259
			38,314,941
Materials 3.6%
Agrium Inc.	Canada	30,770	3,146,540
Axiall Corp.	United States	131,658	3,874,695
			7,021,235
Total Common Stocks (Cost $155,831,689)			181,671,728

Short Term Investments (Cost $14,246,175) 7.3%
Money Market Funds 7.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	14,246,175	14,246,175

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Total Investments (Cost $170,077,864) 99.8%	195,917,903
Other Assets, less Liabilities 0.2%	430,962
Net Assets 100.0%	$196,348,865

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 66.2%
Government of Canada, 2.75%, 6/01/22	Canada	300,000		CAD	$255,083
Government of Chile, 3.875%, 8/05/20	Chile	100,000			108,775
[a]Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	427,770
[a]Government of France, Reg S, 1.00%,
11/25/18	France	360,000		EUR	409,508
5/25/19	France	160,000		EUR	182,444
[a]Government of Germany, Reg S, 1.50%, 2/15/23	Germany	375,000		EUR	448,124
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			212,330
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			240,630
Government of Malaysia,
3.197%, 10/15/15	Malaysia	800,000		MYR	209,573
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	174,305
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	144,985
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	199,953
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	211,171
senior bond, 5.95%, 3/19/19	Mexico	100,000			112,501
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000			249,988
Government of Poland,
3.25%, 7/25/19	Poland	1,400,000		PLN	385,512
4.00%, 10/25/23	Poland	1,150,000		PLN	331,229
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	261,064
[a]Government of Spain,
senior bond, Reg S, 5.15%, 10/31/44	Spain	50,000		EUR	78,834
senior note, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	290,203
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	400,000		EUR	509,186
senior bond, 4.25%, 9/01/19	Italy	160,000		EUR	201,420
senior bond, 5.50%, 9/01/22	Italy	250,000		EUR	351,106
[a] senior bond, Reg S, 5.00%, 8/01/34	Italy	150,000		EUR	225,618
[a]Queensland Treasury Corp., senior note, Reg S,
3.50%, 9/21/17	Australia	350,000		AUD	263,220
6.00%, 7/21/22	Australia	300,000		AUD	263,008
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	300,000		GBP	486,153
[a]United Kingdom Treasury Note, Reg S, 2.00%, 7/22/20	United Kingdom	195,000		GBP	312,611
Total Foreign Government and Agency Securities (Cost $8,015,888)					7,546,304
U.S. Government and Agency Securities 27.4%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	230,000			292,945
[c] Index Linked, 3.375%, 4/15/32	United States	160,743			228,067
U.S. Treasury Note,
0.375%, 1/15/16	United States	200,000			200,156
1.00%, 8/31/16	United States	600,000			603,937
0.75%, 1/15/17	United States	300,000			300,984
1.875%, 8/31/17	United States	500,000			511,992
2.625%, 11/15/20	United States	600,000			629,672
[c] Index Linked, 2.00%, 1/15/16	United States	179,693			180,633
[c] Index Linked, 1.25%, 7/15/20	United States	163,537			173,489
Total U.S. Government and Agency Securities (Cost $3,060,008)					3,121,875
Total Investments before Short Term Investments (Cost $11,075,896)					10,668,179
		Shares
Short Term Investments (Cost $518,881) 4.6%
Money Market Funds 4.6%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	518,881			518,881

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Total Investments (Cost $11,594,777) 98.2%	11,187,060
Other Assets, less Liabilities 1.8%	205,349
Net Assets 100.0%	$11,392,409

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2015, the aggregate value of these securities was $4,349,639 representing 38.18% of net assets.
b Principal amount is stated in 100 Mexican Peso Units.
c Principal amount of security is adjusted for inflation.
d Non-income producing.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Buy	40,000	$29,135	9/08/15	$38	$-
Australian Dollar	BZWS	Sell	760,000	587,381	9/08/15	33,097	-
British Pound	RBCCM	Buy	520,000	811,291	9/08/15	380	-
British Pound	RBCCM	Sell	520,000	793,629	9/08/15	-	(18,041)
Euro	CITI	Sell	1,120,000	1,246,610	9/08/15	15,703	-
Malaysian Ringgit	BZWS	Sell	2,000,000	537,851	9/08/15	19,012	-
Polish Zloty	BZWS	Sell	2,900,000	778,691	9/08/15	10,700	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$78,930	$(18,041)
Net unrealized appreciation (depreciation)						$60,889

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
RBCCM	Royal Bank of Canada

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 97.0%
Consumer Discretionary 17.4%
[a]Amazon.com Inc.	United States	76,501	$41,016,011
[a]Buffalo Wild Wings Inc.	United States	38,101	7,451,793
[a]Chipotle Mexican Grill Inc.	United States	13,687	10,158,902
[a]DISH Network Corp., A	United States	121,665	7,860,777
Hanesbrands Inc.	United States	356,489	11,061,854
Harman International Industries Inc.	United States	100,612	10,831,888
Lowe's Cos. Inc.	United States	171,869	11,920,834
NIKE Inc., B	United States	144,084	16,601,358
[a]The Priceline Group Inc.	United States	16,155	20,089,873
Starbucks Corp.	United States	487,663	28,250,318
[a]Under Armour Inc., A	United States	223,446	22,194,891
The Walt Disney Co.	United States	249,852	29,982,240
			217,420,739
Consumer Staples 3.7%
Constellation Brands Inc., A	United States	109,806	13,178,916
Mead Johnson Nutrition Co., A	United States	111,431	9,849,386
[a]Monster Beverage Corp.	United States	153,856	23,624,589
			46,652,891
Energy 3.1%
Anadarko Petroleum Corp.	United States	350,669	26,072,240
[a]Diamondback Energy Inc.	United States	191,058	12,858,204
			38,930,444
Financials 6.7%
[a]Affiliated Managers Group Inc.	United States	69,976	14,548,011
American Tower Corp.	United States	128,649	12,235,806
BlackRock Inc.	United States	28,312	9,521,892
[a]CBRE Group Inc.	United States	442,216	16,790,942
The Charles Schwab Corp.	United States	497,322	17,346,591
[a]Signature Bank	United States	94,324	13,732,631
			84,175,873
Health Care 25.7%
[a]Allergan PLC	United States	166,709	55,205,685
[a]Alnylam Pharmaceuticals Inc.	United States	43,715	5,570,603
[a]Biogen Inc.	United States	79,271	25,270,010
[a]Celgene Corp.	United States	374,233	49,118,081
[a]Celldex Therapeutics Inc.	United States	265,002	6,240,797
[a]Edwards Lifesciences Corp.	United States	60,620	9,223,939
[a]Envision Healthcare Holdings Inc.	United States	318,239	14,257,107
Gilead Sciences Inc.	United States	222,116	26,178,592
[a]HMS Holdings Corp.	United States	283,560	3,266,611
[a]Illumina Inc.	United States	98,331	21,563,988
[a]Impax Laboratories Inc.	United States	136,306	6,605,389
[a]Incyte Corp.	United States	99,062	10,330,185
[a]Jazz Pharmaceuticals PLC	United States	64,914	12,479,067
[a]Karyopharm Therapeutics Inc.	United States	223,481	4,585,830
[a]Medivation Inc.	United States	75,699	7,973,376
[a]NantKwest Inc.	United States	67,600	2,068,560
[a,b]Natera Inc.	United States	40,200	727,218
Perrigo Co. PLC	United States	76,398	14,683,696
[a]Sagent Pharmaceuticals Inc.	United States	206,195	5,068,273
[a]Valeant Pharmaceuticals International Inc.	United States	138,550	35,680,782
[a]VWR Corp.	United States	231,808	6,210,136
			322,307,925
Industrials 6.0%
Allegiant Travel Co.	United States	47,945	10,199,340
American Airlines Group Inc.	United States	148,226	5,943,863
B/E Aerospace Inc.	United States	120,085	5,849,340

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]DigitalGlobe Inc.	United States	172,415	3,651,750
Flowserve Corp.	United States	224,023	10,526,841
Hexcel Corp.	United States	122,870	6,375,724
[a]IHS Inc., A	United States	120,647	15,084,494
Kansas City Southern	United States	98,006	9,721,215
[a]WABCO Holdings Inc.	United States	61,922	7,645,509
			74,998,076
Information Technology 28.6%
[a]Adobe Systems Inc.	United States	148,583	12,182,320
Apple Inc.	United States	298,738	36,236,919
ARM Holdings PLC	United Kingdom	347,305	5,460,605
Avago Technologies Ltd.	Singapore	152,692	19,107,877
[a]BroadSoft Inc.	United States	227,230	7,934,872
[a]Electronic Arts Inc.	United States	275,912	19,741,504
[a]Facebook Inc., A	United States	373,510	35,113,675
[a,b]FitBit Inc., A	United States	38,600	1,837,360
[a]Freescale Semiconductor Ltd.	United States	218,508	8,711,914
[a]Google Inc., A	United States	43,126	28,355,345
[a]Google Inc., C	United States	31,531	19,726,109
[a]LinkedIn Corp., A	United States	53,631	10,901,037
MasterCard Inc., A	United States	449,986	43,828,636
Microsoft Corp.	United States	200,036	9,341,681
[a]Mobileye NV	United States	106,302	6,388,750
[a]NXP Semiconductors NV	Netherlands	181,112	17,566,053
[a]Palo Alto Networks Inc.	United States	79,850	14,838,526
[a]Salesforce.com Inc.	United States	133,088	9,755,350
[a]ServiceNow Inc.	United States	118,198	9,514,939
[a]ViaSat Inc.	United States	111,504	6,913,248
Visa Inc., A	United States	464,943	35,028,806
			358,485,526
Materials 2.7%
[a]Axalta Coating Systems Ltd.	United States	418,950	13,326,800
Ecolab Inc.	United States	73,801	8,546,894
Martin Marietta Materials Inc.	United States	77,726	12,188,991
			34,062,685
Telecommunication Services 3.1%
[a]SBA Communications Corp.	United States	323,917	39,103,260
Total Common Stocks (Cost $800,041,123)			1,216,137,419
Convertible Preferred Stocks (Cost $4,551,297) 0.3%
Health Care 0.3%
[a,c]Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	Netherlands	395,765	4,551,297
Total Investments before Short Term Investments (Cost $804,592,420)			1,220,688,716

Short Term Investments 3.0%
Money Market Funds (Cost $34,292,266) 2.8%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	34,292,266	34,292,266
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,397,600) 0.2%
Money Market Funds 0.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	2,397,600	2,397,600
Total Investments (Cost $841,282,286) 100.3%			1,257,378,582

Other Assets, less Liabilities (0.3)%			(3,298,980)
Net Assets 100.0%			$1,254,079,602

a Non-income producing.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[b] A portion or all of the security is on loan at July 31, 2015.
[c] See Note 7 regarding restricted securities.
[d] Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Natural Resources Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 95.5%
Coal & Consumable Fuels 0.1%
[a,b]Energy Coal Resources, 144A	United States	199,375	$—
Peabody Energy Corp.	United States	515,650	618,780
			618,780
Commodity Chemicals 0.8%
Axiall Corp.	United States	156,300	4,599,909
Construction Materials 0.5%
Martin Marietta Materials Inc.	United States	18,100	2,838,442
Diversified Metals & Mining 12.4%
BHP Billiton PLC, ADR	Australia	550,000	20,212,500
First Quantum Minerals Ltd.	Zambia	217,500	1,737,805
Freeport-McMoRan Inc., B	United States	739,400	8,687,950
Glencore PLC	Switzerland	3,585,400	11,643,973
HudBay Minerals Inc.	Canada	605,300	3,901,429
[a]Imperial Metals Corp.	Canada	282,500	1,727,961
[a]Imperial Metals Corp., rts., 8/20/15	Canada	282,500	4,320
[a]Lundin Mining Corp.	Canada	624,800	2,254,802
[a]Nautilus Minerals Inc.	Canada	746,000	231,004
Rio Tinto PLC, ADR	United Kingdom	248,500	9,597,070
Sandfire Resources NL	Australia	963,767	4,241,172
[a]South32 Ltd., ADR	Australia	271,140	1,727,162
Southern Copper Corp.	Mexico	129,900	3,619,014
Teck Resources Ltd., B	Canada	695,200	5,102,768
			74,688,930
Fertilizers & Agricultural Chemicals 1.0%
The Mosaic Co.	United States	142,400	6,114,656
Gold 4.5%
Agnico Eagle Mines Ltd.	Canada	129,300	2,861,031
Alamos Gold Inc., A	Canada	291,100	945,925
[a]B2Gold Corp.	Canada	2,440,700	2,649,892
Barrick Gold Corp.	Canada	333,000	2,350,980
G-Resources Group Ltd.	Hong Kong	61,293,060	1,818,398
Goldcorp Inc.	Canada	464,600	6,169,888
[a]Newcrest Mining Ltd.	Australia	300,000	2,471,511
Randgold Resources Ltd., ADR	Jersey Islands	87,500	5,282,375
[a]Romarco Minerals Inc.	Canada	6,980,400	2,775,295
			27,325,295
Integrated Oil & Gas 18.4%
BP PLC, ADR	United Kingdom	165,000	6,100,050
Chevron Corp.	United States	285,300	25,243,344
Exxon Mobil Corp.	United States	312,400	24,745,204
Occidental Petroleum Corp.	United States	389,600	27,349,920
[a]Petroleo Brasileiro SA, ADR	Brazil	302,400	2,056,320
Royal Dutch Shell PLC, A, ADR	United Kingdom	245,100	14,088,348
Total SA, B, ADR	France	231,300	11,400,777
			110,983,963
Oil & Gas Drilling 1.5%
Ensco PLC, A	United States	102,619	1,701,423
Noble Corp. PLC	United States	125,000	1,493,750
[a]Pioneer Energy Services Corp.	United States	423,622	1,550,457
Rowan Cos. PLC	United States	252,200	4,345,406
			9,091,036
Oil & Gas Equipment & Services 17.9%
Baker Hughes Inc.	United States	163,300	9,495,895
[a]C&J Energy Services Ltd.	United States	387,700	3,741,305
[a]Cameron International Corp.	United States	192,300	9,703,458
[a]Dril-Quip Inc.	United States	82,700	4,830,507

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]FMC Technologies Inc.	United States	276,900	9,071,244
Halliburton Co.	United States	229,935	9,608,984
[a]Hornbeck Offshore Services Inc.	United States	151,800	2,762,760
Hunting PLC	United Kingdom	253,600	2,033,246
[a]Key Energy Services Inc.	United States	773,800	704,235
Oceaneering International Inc.	United States	237,300	9,496,746
[a]Oil States International Inc.	United States	108,900	3,278,979
[a]PHI Inc., non-voting	United States	93,600	2,595,528
[a]RigNet Inc.	United States	186,700	4,841,131
RPC Inc.	United States	200,600	2,467,380
Schlumberger Ltd.	United States	281,204	23,289,315
Superior Energy Services Inc.	United States	338,000	5,746,000
[a]Weatherford International PLC	United States	395,800	4,227,144
			107,893,857
Oil & Gas Exploration & Production 32.4%
Anadarko Petroleum Corp.	United States	338,200	25,145,170
Cabot Oil & Gas Corp., A	United States	630,500	16,493,880
[a]Callon Petroleum Co.	United States	551,500	3,606,810
Canadian Natural Resources Ltd.	Canada	460,200	11,231,427
Cimarex Energy Co.	United States	59,500	6,195,140
[a]Cobalt International Energy Inc.	United States	468,100	3,609,051
[a]Concho Resources Inc.	United States	101,800	10,847,808
Devon Energy Corp.	United States	110,500	5,460,910
[a]Diamondback Energy Inc.	United States	107,800	7,254,940
EOG Resources Inc.	United States	159,400	12,304,086
EQT Corp.	United States	135,700	10,428,545
[a]Gran Tierra Energy Inc.	Colombia	1,308,600	2,878,920
[a]Gulfport Energy Corp.	United States	147,600	4,835,376
Hess Corp.	United States	165,900	9,789,759
Marathon Oil Corp.	United States	625,500	13,141,755
[a]Matador Resources Co.	United States	214,946	4,735,260
Noble Energy Inc.	United States	422,200	14,874,106
[a]Ophir Energy PLC	United Kingdom	1,750,000	3,177,738
Pioneer Natural Resources Co.	United States	99,800	12,651,646
[a]Rex Energy Corp.	United States	1,246,600	2,792,384
[a]Rice Energy Inc.	United States	252,400	4,555,820
SM Energy Co.	United States	128,500	4,763,495
[a]Southwestern Energy Co.	United States	223,100	4,149,660
			194,923,686
Oil & Gas Refining & Marketing 4.8%
HollyFrontier Corp.	United States	164,600	7,943,596
Marathon Petroleum Corp.	United States	82,900	4,532,143
Phillips 66	United States	134,000	10,653,000
Valero Energy Corp.	United States	85,400	5,602,240
			28,730,979
Oil & Gas Storage & Transportation 0.7%
Kinder Morgan Inc.	United States	66,600	2,307,024
Tallgrass Energy GP LP	United States	58,500	1,759,680
			4,066,704
Precious Metals & Minerals 0.5%
Tahoe Resources Inc.	United States	356,000	2,896,124
Total Common Stocks and Other Equity Interests (Cost $626,442,143)			574,772,361
Convertible Preferred Stocks 0.6%
Oil & Gas Exploration & Production 0.6%
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	92,900	2,188,956
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	54,500	1,318,900
Total Convertible Preferred Stocks (Cost $7,072,693)			3,507,856
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
		Principal Amount
Convertible Bonds (Cost $3,429,125) 0.5%
Oil & Gas Exploration & Production 0.5%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000	3,054,705
Total Investments before Short Term Investments (Cost $639,320,125)			581,334,922

		Shares
Short Term Investments (Cost $21,294,487) 3.5%
Money Market Funds 3.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	21,294,487	21,294,487
Total Investments (Cost $660,614,612) 100.1%			602,629,409
Other Assets, less Liabilities (0.1)%			(754,360)
Net Assets 100.0%			$601,875,049

a Non-income producing.
b See Note 7 regarding restricted securities.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 95.7%
Consumer Discretionary 18.1%
[a]2U Inc.	1,427,523	$45,809,212
[a]American Axle & Manufacturing Holdings Inc.	170,000	3,396,600
[a]Buffalo Wild Wings Inc.	153,900	30,099,762
[a]Five Below Inc.	832,100	30,679,527
[a]Global Eagle Entertainment Inc.	1,892,756	23,508,029
[a]Grand Canyon Education Inc.	1,186,700	51,538,381
[a]IMAX Corp. (Canada)	941,800	35,232,738
KB Home	1,583,700	25,307,526
Lithia Motors Inc.	81,086	9,705,183
[a,b]M/I Homes Inc.	1,581,900	39,674,052
[a]Mattress Firm Holding Corp.	625,500	38,687,175
[a]Nord Anglia Education Inc. (Hong Kong)	720,124	18,247,942
[a]Party City Holdco Inc.	414,500	8,546,990
[a,b,c]Potbelly Corp.	1,702,551	23,222,796
[a]Shutterfly Inc.	944,900	40,866,925
[a,b,c]Sportsman's Warehouse Holdings Inc.	2,622,700	30,659,363
[a]Tenneco Inc.	685,700	34,154,717
[a,b]Tile Shop Holdings Inc.	2,892,922	41,310,926
[a]Tumi Holdings Inc.	1,191,300	22,932,525
[a,c]Wingstop Inc.	420,684	14,421,048
Wolverine World Wide Inc.	1,400,000	41,048,000
[a,b,c]Zoe's Kitchen Inc.	1,032,000	46,285,200
		655,334,617
Consumer Staples 2.7%
[a]Boston Beer Inc., A	21,098	4,652,531
[a,c]Freshpet Inc.	1,302,400	21,515,648
[a]Smart & Final Stores Inc.	1,663,052	28,937,105
[a]TreeHouse Foods Inc.	517,800	42,438,888
		97,544,172
Energy 3.5%
[a]C&J Energy Services Ltd.	1,318,300	12,721,595
[a,b]Callon Petroleum Co.	4,825,882	31,561,269
[a]Matador Resources Co.	1,173,539	25,853,064
[a,b,c]Rex Energy Corp.	6,657,100	14,911,904
[a]RigNet Inc.	852,000	22,092,360
[a,c]Sanchez Energy Corp.	2,447,000	17,936,510
		125,076,702
Financials 5.0%
[a]Essent Group Ltd.	228,231	6,680,321
Evercore Partners Inc.	713,100	41,930,280
[a]PRA Group Inc.	56,600	3,596,930
[a]Square 1 Financial Inc., A	963,600	25,988,292
Talmer Bancorp Inc., A	1,996,800	32,547,840
Virtus Investment Partners Inc.	272,103	32,886,369
[a]Western Alliance Bancorp	1,076,300	36,411,229
		180,041,261
Health Care 22.3%
[a]Adeptus Health Inc., A	405,300	44,538,417
[a,c]Aduro Biotech Inc.	286,320	7,507,310
[a,b]Aratana Therapeutics Inc.	2,169,319	38,223,401
[a]Celldex Therapeutics Inc.	1,492,500	35,148,375
[a,c]Chiasma Inc.	206,600	4,869,562
[a]Collegium Pharmaceutical Inc.	305,000	6,109,150
[a,c]ConforMIS Inc.	283,100	6,533,948
[a,c]Corium International Inc.	513,568	7,528,907
[a]DexCom Inc.	427,100	36,154,015
[a,c]Exact Sciences Corp.	417,213	10,042,317
[a]Fluidigm Corp.	1,120,800	22,449,624

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Foamix Pharmaceuticals Ltd. (Israel)	591,680	6,295,475
[a]Greatbatch Inc.	652,000	35,553,560
[a]Halozyme Therapeutics Inc.	614,300	14,337,762
[a]HealthEquity Inc.	1,005,316	33,838,936
[a]HealthStream Inc.	494,200	13,867,252
[a]HeartWare International Inc.	498,900	45,255,219
[a]Heron Therapeutics Inc.	813,293	26,301,896
[a]HMS Holdings Corp.	2,248,700	25,905,024
[a]Impax Laboratories Inc.	880,000	42,644,800
[a]Karyopharm Therapeutics Inc.	1,077,886	22,118,221
[a,c]Keryx Biopharmaceuticals Inc.	2,209,500	17,631,810
[a]NantKwest Inc.	198,100	6,061,860
[a,c]Natera Inc.	615,400	11,132,586
[a]Neogen Corp.	783,300	45,580,227
[a]Neos Therapeutics Inc.	315,000	6,303,150
[a]Nevro Corp.	365,100	18,536,127
[a]Ophthotech Corp.	107,309	7,263,746
[a]PAREXEL International Corp.	695,300	47,947,888
[a]Pfenex Inc.	954,800	20,232,212
[a]Revance Therapeutics Inc.	1,189,300	36,903,979
[a]Sage Therapeutics Inc.	166,200	11,361,432
[a]Sagent Pharmaceuticals Inc.	1,152,800	28,335,824
[a]The Spectranetics Corp.	2,012,320	34,410,672
[a]Tandem Diabetes Care Inc.	1,381,000	17,331,550
[a]TherapeuticsMD Inc.	801,800	6,246,022
[a]Zafgen Inc.	92,800	3,523,616
		804,025,872
Industrials 15.9%
[a]The Advisory Board Co.	980,300	58,719,970
Allegiant Travel Co.	217,648	46,300,259
[b]Altra Industrial Motion Corp.	1,589,200	40,365,680
[a]Astronics Corp.	638,398	39,580,676
[a]Beacon Roofing Supply Inc.	1,145,400	40,089,000
[a]DigitalGlobe Inc.	1,571,900	33,292,842
Exponent Inc.	583,816	25,973,974
[a]Hub Group Inc., A	865,400	36,459,302
[a]Huron Consulting Group Inc.	265,300	20,287,491
Interface Inc.	1,884,276	48,934,648
[a,b,c]The KEYW Holding Corp.	3,371,860	27,413,222
Mobile Mini Inc.	939,900	34,898,487
[a]Proto Labs Inc.	233,300	17,583,821
[a]Spirit Airlines Inc.	295,800	17,694,756
Steelcase Inc., A	1,975,623	35,264,870
[b]US Ecology Inc.	1,140,590	52,341,675
		575,200,673
Information Technology 25.8%
[a,c]A10 Networks Inc.	2,370,000	15,428,700
[a,c]Alarm.com Holdings Inc.	901,523	16,705,221
[a,b]Bazaarvoice Inc.	4,724,800	26,647,872
[a]Bottomline Technologies Inc.	1,720,104	47,234,056
[a]BroadSoft Inc.	1,318,374	46,037,620
[a,b]Callidus Software Inc.	3,165,800	52,552,280
[a]Cavium Inc.	705,900	47,860,020
Cognex Corp.	857,900	38,837,133
[a]Coherent Inc.	580,000	33,611,000
[a]Demandware Inc.	925,100	69,900,556
[a]Envestnet Inc.	481,855	21,823,213
[a]FARO Technologies Inc.	770,800	33,830,412
[a]Guidewire Software Inc.	651,500	38,471,075
[a]HomeAway Inc.	1,527,600	45,889,104
[a]Hubspot Inc.	569,529	30,726,090
Intersil Corp., A	3,129,200	34,827,996
[a]Ixia	2,795,000	36,894,000
[a,b]Lattice Semiconductor Corp.	8,595,200	42,288,384

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]M/A-COM Technology Solutions Holdings Inc.	1,161,500	39,154,165
[a,c]Mobile Iron Inc.	1,609,628	9,207,072
[a,b]Nanometrics Inc.	2,594,700	35,495,496
[a]Paylocity Holding Corp.	805,411	28,930,363
[a]Semtech Corp.	975,000	17,150,250
[a]Shoretel Inc.	1,261,800	8,946,162
[a]Silicon Laboratories Inc.	691,900	31,128,581
[a]ViaSat Inc.	796,000	49,352,000
[a]Zendesk Inc.	1,620,214	33,425,015
		932,353,836
Materials 2.4%
H.B. Fuller Co.	1,070,100	42,868,206
Quaker Chemical Corp.	484,300	44,894,610
		87,762,816
Total Common Stocks (Cost $3,055,758,280)		3,457,339,949

Short Term Investments 9.2%
Money Market Funds (Cost $142,115,453) 3.9%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	142,115,453	142,115,453
Investments from Cash Collateral Received for Loaned Securities (Cost
$192,697,328) 5.3%
Money Market Funds 5.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	192,697,328	192,697,328
Total Investments (Cost $3,390,571,061) 104.9%		3,792,152,730
Other Assets, less Liabilities (4.9)%		(177,695,034)
Net Assets 100.0%		$3,614,457,696

a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c A portion or all of the security is on loan at July 31, 2015.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 90.6%
Consumer Discretionary 18.6%
[a]2U Inc.	201,864	$6,477,816
Advance Auto Parts Inc.	100,000	17,421,000
BorgWarner Inc.	376,300	18,705,873
[a]Buffalo Wild Wings Inc.	155,600	30,432,248
[a,b]Charter Communications Inc., A	178,000	33,083,080
[a]Chipotle Mexican Grill Inc.	80,100	59,452,623
Dick's Sporting Goods Inc.	692,500	35,303,650
[a]Dollar Tree Inc.	420,600	32,819,418
[a]Global Eagle Entertainment Inc.	1,449,000	17,996,580
[a]Grand Canyon Education Inc.	624,600	27,126,378
Hanesbrands Inc.	1,198,800	37,198,764
Harman International Industries Inc.	190,600	20,519,996
[a]IMAX Corp. (Canada)	576,300	21,559,383
[a]Jarden Corp.	998,292	54,906,060
KB Home	2,133,200	34,088,536
L Brands Inc.	465,100	37,542,872
Marriott International Inc., A	633,400	45,991,174
Nordstrom Inc.	470,100	35,873,331
Polaris Industries Inc.	209,300	28,686,658
[a]Tenneco Inc.	379,500	18,902,895
Tiffany & Co.	241,100	23,073,270
Tractor Supply Co.	408,800	37,822,176
[a]Under Armour Inc., A	394,400	39,175,752
Wolverine World Wide Inc.	712,900	20,902,228
[a,b]Zoe's Kitchen Inc.	609,500	27,336,075
		762,397,836
Consumer Staples 4.1%
[a]Blue Buffalo Pet Products Inc.	101,800	2,844,292
[a]Boston Beer Inc., A	21,500	4,741,180
Constellation Brands Inc., A	418,200	50,192,364
[a,b]Freshpet Inc.	1,103,200	18,224,864
[a]Monster Beverage Corp.	387,600	59,515,980
[a]TreeHouse Foods Inc.	376,500	30,857,940
		166,376,620
Energy 3.4%
Cabot Oil & Gas Corp., A	1,657,610	43,363,078
[a]Concho Resources Inc.	349,000	37,189,440
[a]Diamondback Energy Inc.	421,200	28,346,760
EQT Corp.	403,500	31,008,975
Oceaneering International Inc.	28,900	1,156,578
		141,064,831
Financials 7.3%
[a]Affiliated Managers Group Inc.	251,800	52,349,220
Arthur J. Gallagher & Co.	524,400	24,872,292
Equinix Inc.	133,069	37,114,275
Intercontinental Exchange Inc.	227,048	51,776,026
Jones Lang LaSalle Inc.	105,300	18,747,612
Lazard Ltd., A	724,800	40,161,168
[a]Signature Bank	349,200	50,840,028
T. Rowe Price Group Inc.	296,900	22,899,897
		298,760,518
Health Care 18.7%
[a,b]Aduro Biotech Inc.	199,100	5,220,402
[a,b]Axovant Sciences Ltd.	413,300	5,790,333
[a]BioMarin Pharmaceutical Inc.	165,800	24,251,566
[a]Bluebird Bio Inc.	48,953	8,117,876
[a]Celldex Therapeutics Inc.	793,900	18,696,345
[a]Cerner Corp.	588,000	42,171,360

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a,b]Chiasma Inc.	311,700	7,346,769
The Cooper Cos. Inc.	243,800	43,152,600
[a]DaVita HealthCare Partners Inc.	459,900	36,345,897
DENTSPLY International Inc.	442,000	25,154,220
[a]DexCom Inc.	282,300	23,896,695
[a]Edwards Lifesciences Corp.	253,000	38,496,480
[a]Envision Healthcare Holdings Inc.	1,071,700	48,012,160
[a]HeartWare International Inc.	118,230	10,724,643
[a,b]Heron Therapeutics Inc.	492,411	15,924,572
[a]HMS Holdings Corp.	815,336	9,392,671
[a]Hologic Inc.	1,081,300	45,046,958
[a]Impax Laboratories Inc.	1,232,000	59,702,720
[a]Incyte Corp.	205,200	21,398,256
[a]Inovalon Holdings Inc., A	508,050	12,274,488
[a]Insulet Corp.	359,917	12,197,587
[a]Karyopharm Therapeutics Inc.	240,300	4,930,956
[a,b]Keryx Biopharmaceuticals Inc.	398,100	3,176,838
[a]Mettler-Toledo International Inc.	104,500	35,279,200
[a]NantKwest Inc.	222,000	6,793,200
[a]Nevro Corp.	168,000	8,529,360
Perrigo Co. PLC	310,817	59,739,027
[a]Pfenex Inc.	650,500	13,784,095
[a]Puma Biotechnology Inc.	83,780	7,590,468
[a]Quintiles Transnational Holdings Inc.	728,400	55,882,848
[a,b]Revance Therapeutics Inc.	623,900	19,359,617
St. Jude Medical Inc.	428,000	31,594,960
[a]Tandem Diabetes Care Inc.	233,200	2,926,660
		762,901,827
Industrials 15.5%
Acuity Brands Inc.	135,300	27,221,007
[a]The Advisory Board Co.	564,900	33,837,510
Allegiant Travel Co.	86,910	18,488,364
AMETEK Inc.	1,096,050	58,145,453
B/E Aerospace Inc.	678,400	33,044,864
[a]DigitalGlobe Inc.	853,300	18,072,894
Flowserve Corp.	560,300	26,328,497
[a]Genesee & Wyoming Inc.	300,200	21,380,244
[a]HD Supply Holdings Inc.	1,213,368	43,438,574
Hexcel Corp.	756,709	39,265,630
[a]IHS Inc., A	398,200	49,786,946
J.B. Hunt Transport Services Inc.	237,800	20,003,736
Kansas City Southern	246,900	24,490,011
Robert Half International Inc.	920,800	50,671,624
Roper Technologies Inc.	268,830	44,967,194
[a]Sensata Technologies Holding NV	362,500	18,603,500
[a]Spirit Airlines Inc.	579,400	34,659,708
Towers Watson & Co.	193,300	24,506,574
[a]WABCO Holdings Inc.	367,400	45,362,878
		632,275,208
Information Technology 20.4%
[a]Alliance Data Systems Corp.	54,600	15,017,184
[a]ANSYS Inc.	227,100	21,381,465
Applied Materials Inc.	1,626,600	28,237,776
Avago Technologies Ltd. (Singapore)	79,200	9,911,088
[a]Bottomline Technologies Inc.	565,600	15,531,376
Cognex Corp.	761,800	34,486,686
[a]CoStar Group Inc.	234,600	47,222,634
[a]Demandware Inc.	347,100	26,226,876
[a]Electronic Arts Inc.	833,700	59,651,235
Fidelity National Information Services Inc.	272,900	17,855,847
[a]FleetCor Technologies Inc.	243,800	37,745,116
[a]Fortinet Inc.	338,300	16,150,442
[a]Freescale Semiconductor Ltd.	713,700	28,455,219
[a]GoDaddy Inc., A	100,200	2,849,688

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]HomeAway Inc.	833,300	25,032,332
Intersil Corp., A	2,174,600	24,203,298
[a]JDS Uniphase Corp.	1,980,400	21,962,636
Lam Research Corp.	236,400	18,172,068
[a]LinkedIn Corp., A	178,300	36,241,258
[a]NetSuite Inc.	169,800	16,783,032
[a]NXP Semiconductors NV (Netherlands)	714,900	69,338,151
[a]Palo Alto Networks Inc.	100,000	18,583,000
[a]Pandora Media Inc.	1,196,200	20,957,424
[a]Red Hat Inc.	442,800	35,016,624
[a]ServiceNow Inc.	386,000	31,073,000
[a]Twitter Inc.	851,000	26,389,510
[a]Vantiv Inc., A	672,600	29,594,400
[a]VeriFone Systems Inc.	840,400	27,044,072
[a]ViaSat Inc.	637,896	39,549,552
[a]Workday Inc.	200,800	16,933,464
[a]Yelp Inc.	547,800	14,461,920
		832,058,373
Materials 2.6%
[a]Axalta Coating Systems Ltd.	1,312,603	41,753,901
H.B. Fuller Co.	556,333	22,286,700
Martin Marietta Materials Inc.	263,300	41,290,706
		105,331,307
Total Common Stocks (Cost $2,521,753,515)		3,701,166,520

Short Term Investments 9.8%

Money Market Funds (Cost $204,492,158) 5.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	204,492,158	204,492,158

	Principal Amount
Repurchase Agreements (Cost $101,627,701) 2.5%
[d]Joint Repurchase Agreement, 0.109%, 8/03/15 (Maturity Value $101,628,621)	$101,627,701	101,627,701
BNP Paribas Securities Corp. (Maturity Value $20,024,903)
Credit Suisse Securities (USA) LLC (Maturity Value $30,038,372)
HSBC Securities (USA) Inc. (Maturity Value $42,052,907)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $9,512,439)
Collateralized by U.S. Government Agency Securities, 0.000% - 0.215%, 12/01/15 -
2/01/20; and U.S. Treasury Notes, 0.25% - 0.875%, 9/15/15 - 6/15/17 (valued at
$103,726,122)

	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$96,115,525) 2.3%
Money Market Funds 2.3%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	96,115,525	96,115,525

Total Investments (Cost $2,923,988,899) 100.4%		4,103,401,904

Other Assets, less Liabilities (0.4)%		(18,000,816)
Net Assets 100.0%		$4,085,401,088

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited)

Franklin Strategic Income Fund	Country	Shares/Units		Value
Common Stocks and Other Equity Interests 1.1%
Consumer Services 0.2%
[a,b,c]Turtle Bay Resort	United States	5,579,939		$14,159,096
Diversified Financials 0.9%
iShares iBoxx High Yield Corporate Bond ETF	United States	900,000		79,173,000
Materials 0.0%†
[a]Verso Corp.	United States	52,816		23,239
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	1,570		1,161,778
Total Common Stocks and Other Equity Interests (Cost $87,569,548)				94,517,113
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		62,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		2,514,934
Total Convertible Preferred Stocks (Cost $5,149,789)				2,576,934
		Principal Amount*
Corporate Bonds 38.3%
Automobiles & Components 0.8%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	9,000,000	EUR	10,435,962
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	35,000,000		35,393,750
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	20,000,000		21,250,000
				67,079,712
Banks 3.3%
Bank of America Corp.,
[e] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	10,000,000		10,000,000
[e] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		23,540,000
senior note, 6.40%, 8/28/17	United States	10,000,000		10,916,740
senior note, 5.65%, 5/01/18	United States	10,000,000		10,946,580
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,309,722
5.00%, 8/15/22	United States	18,000,000		18,337,500
[d] 144A, 6.625%, 4/01/18	United States	4,000,000		4,320,000
Citigroup Inc.,
[e] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	6,900,000		6,770,625
[e] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	10,000,000		10,075,000
senior note, 3.875%, 10/25/23	United States	20,000,000		20,555,360
sub. bond, 5.50%, 9/13/25	United States	10,000,000		10,982,310
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,156,385
JPMorgan Chase & Co.,
[e] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		9,925,000
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	5,000,000		4,894,250
[e] junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000		5,025,000
senior note, 4.25%, 10/15/20	United States	10,000,000		10,731,420
senior note, 3.25%, 9/23/22	United States	5,000,000		5,011,715
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,822,060
sub. note, 3.875%, 9/10/24	United States	10,000,000		9,907,680
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000		10,793,750
5.125%, 5/28/24	United Kingdom	2,600,000		2,630,875
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	16,154,080
Wells Fargo & Co.,
[e] junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	22,000,000		22,605,000
[e] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	28,000,000		28,229,600
senior note, 2.60%, 7/22/20	United States	10,000,000		10,056,240
				284,696,892
Capital Goods 1.1%
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,000,000		11,287,500
[d]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	35,000,000		29,137,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[d]KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	8,000,000	EUR	9,507,085
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,130,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		11,582,558
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,112,500
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		4,040,000
[d] senior sub. bond, 144A, 6.50%, 5/15/25	United States	2,500,000		2,512,500
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,017,500
				91,327,143
Consumer Durables & Apparel 0.6%
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,200,000
senior note, 4.75%, 5/15/19	United States	9,400,000		9,423,500
senior note, 7.00%, 12/15/21	United States	10,000,000		10,387,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,200,000		2,271,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,300,000		10,866,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	14,300,000		11,189,750
				49,338,750
Consumer Services 1.5%
[d]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	20,000,000		20,696,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	11,000,000		11,027,500
[f]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	25,000,000		20,750,000
[d,g]Financiere Quick SAS,
144A, FRN, 7.481%, 10/15/19	France	6,600,000	EUR	5,647,353
secured note, 144A, FRN, 4.731%, 4/15/19	France	6,900,000	EUR	6,823,421
[d]International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	15,000,000		14,418,750
senior secured note, 144A, 6.25%, 2/15/22	United States	20,500,000		20,269,375
MGM Resorts International, senior note,
7.50%, 6/01/16	United States	1,000,000		1,045,000
10.00%, 11/01/16	United States	1,000,000		1,090,000
8.625%, 2/01/19	United States	700,000		792,750
6.75%, 10/01/20	United States	1,800,000		1,935,000
6.625%, 12/15/21	United States	10,000,000		10,612,500
7.75%, 3/15/22	United States	2,000,000		2,227,500
6.00%, 3/15/23	United States	3,000,000		3,060,000
[d]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	9,200,000		8,763,000
				129,158,149
Diversified Financials 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	6,200,000		6,277,500
4.625%, 7/01/22	Netherlands	9,100,000		9,247,875
[d] 144A, 5.00%, 10/01/21	Netherlands	10,600,000		11,004,125
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	33,000,000		31,655,250
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	9,000,000		9,405,000
4.625%, 9/15/23	United States	8,100,000		8,079,750
[e]The Goldman Sachs Group Inc., junior sub. bond, M, 5.375% to 5/10/20, FRN
thereafter, Perpetual	United States	35,000,000		34,825,000
Morgan Stanley,
[e] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	25,600,000		25,504,000
sub. bond, 3.95%, 4/23/27	United States	10,000,000		9,591,130
Navient Corp., senior note,
8.45%, 6/15/18	United States	10,000,000		10,825,000
5.50%, 1/15/19	United States	16,000,000		15,760,000
5.875%, 3/25/21	United States	5,000,000		4,700,000
6.125%, 3/25/24	United States	10,000,000		8,975,000
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	10,000,000		10,677,500
				196,527,130
Energy 6.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	7,300,000		7,666,832

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	25,000,000	17,375,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	17,000,000	13,557,500
senior note, 5.50%, 9/15/21	United States	8,400,000	6,972,000
CGG SA, senior note,
7.75%, 5/15/17	France	3,429,000	3,302,470
6.50%, 6/01/21	France	12,000,000	9,180,000
6.875%, 1/15/22	France	10,000,000	7,618,750
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	5,000,000	3,412,500
8.25%, 9/01/21	United States	8,000,000	4,840,000
7.625%, 11/15/22	United States	1,400,000	826,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000	2,500,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	20,001,600	13,001,040
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	12,000,000	10,800,000
6.125%, 2/15/21	United States	6,000,000	5,205,000
5.75%, 3/15/23	United States	14,000,000	11,900,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	20,000,000	17,850,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	20,000,000	15,637,500
[d] 144A, 8.00%, 4/01/23	United States	10,000,000	8,325,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	28,000,000	31,500,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,359,870
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	15,000,000	5,925,000
senior note, 7.50%, 12/15/21	United States	2,100,000	441,000
senior note, 6.875%, 3/15/24	United States	15,000,000	3,337,500
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	5,000,000	3,746,875
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000	11,062,500
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	3,816,000	3,749,220
[d]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000	7,961,280
senior note, 144A, 5.092%, 11/29/15	Russia	7,000,000	7,078,750
senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000	18,662,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	4,000,000	2,180,000
8.875%, 5/15/21	United States	15,000,000	8,025,000
9.25%, 2/15/22	United States	7,000,000	3,535,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	18,336,999
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	5,000,000	4,765,750
senior note, 7.00%, 6/15/17	United States	3,500,000	3,785,803
senior note, 6.50%, 9/15/20	United States	9,000,000	10,238,868
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	3,100,000
6.25%, 11/01/19	United States	8,000,000	4,884,960
8.625%, 4/15/20	United States	10,000,000	6,246,000
7.75%, 2/01/21	United States	10,000,000	5,900,000
6.50%, 9/15/21	United States	2,500,000	1,450,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	35,000,000	31,390,625
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	20,000,000	19,300,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	15,000,000	5,250,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	10,400,000	9,620,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	10,000,000	5,325,000
senior secured note, first lien, 7.50%, 11/01/19	United States	15,000,000	8,025,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000	19,080,000
Peabody Energy Corp.,
[d] second lien, 144A, 10.00%, 3/15/22	United States	2,000,000	1,025,000
senior note, 6.00%, 11/15/18	United States	5,000,000	1,812,500
senior note, 6.50%, 9/15/20	United States	8,300,000	2,490,000
senior note, 6.25%, 11/15/21	United States	20,000,000	5,750,000

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	15,000,000	7,125,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior
note, 6.50%, 5/15/21	United States	5,000,000	5,318,750
[d,f,g]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	7,300,000	4,343,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,037,500
senior note, 5.875%, 3/01/22	United States	1,300,000	1,379,890
senior note, 5.00%, 10/01/22	United States	10,000,000	10,040,210
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	20,000,000	20,500,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,231,000
senior secured note, first lien, 5.75%, 5/15/24	United States	3,300,000	3,297,938
[d] senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	5,000,000	4,943,750
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	12,600,000	11,403,000
6.125%, 1/15/23	United States	12,000,000	9,780,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	22,000,000	13,585,000
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	22,000,000	20,500,678
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	11,900,000	12,123,125
			580,919,933
Food & Staples Retailing 0.4%
[d]Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	15,000,000	15,123,750
5.15%, 2/12/25	Chile	15,000,000	15,211,125
			30,334,875
Food, Beverage & Tobacco 1.0%
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000	5,690,875
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	10,600,000	10,626,500
[d]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,902,000
senior note, 144A, 8.25%, 2/01/20	United States	19,000,000	20,235,000
senior note, 144A, 7.25%, 6/01/21	United States	4,500,000	4,753,125
senior note, 144A, 5.75%, 6/15/25	United States	5,000,000	4,967,225
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	15,958,000
6.00%, 12/15/22	United States	10,000,000	9,737,500
[d]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	2,500,000	2,551,562
5.875%, 8/01/21	United States	2,000,000	2,090,000
			83,511,787
Health Care Equipment & Services 1.9%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	4,900,000	5,120,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000	10,748,138
senior note, 7.125%, 7/15/20	United States	6,000,000	6,405,000
senior note, 6.875%, 2/01/22	United States	3,300,000	3,539,250
senior secured note, first lien, 5.125%, 8/15/18	United States	6,000,000	6,165,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	10,095,900
senior bond, 5.00%, 5/01/25	United States	9,300,000	9,218,625
senior note, 5.75%, 8/15/22	United States	10,000,000	10,687,500
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	3,000,000	3,086,250
senior note, 7.50%, 2/15/22	United States	8,100,000	9,456,750
senior note, 5.875%, 5/01/23	United States	15,000,000	16,162,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	10,000,000	10,987,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,562,500
[d]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	10,000,000	10,375,000
Omnicare Inc., senior note, 4.75%, 12/01/22	United States	6,900,000	7,322,625
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	2,700,000	2,943,000
senior note, 8.125%, 4/01/22	United States	5,000,000	5,590,625
[d] senior note, 144A, 5.00%, 3/01/19	United States	6,700,000	6,792,125
[d] senior note, 144A, 5.50%, 3/01/19	United States	15,300,000	15,625,125

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

[d]Tenet Healthcare Corp. II, senior note, 144A, 6.75%, 6/15/23	United States	2,700,000		2,828,250
				163,712,163
Insurance 0.8%
MetLife Inc., junior sub. note,
[e] 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	11,600,000		11,600,000
6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	15,000,000		16,680,840
[d]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	35,000,000		36,622,600
				64,903,440
Materials 4.8%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	20,000,000		20,203,200
7.00%, 2/25/22	Luxembourg	10,000,000		10,406,250
6.125%, 6/01/25	Luxembourg	3,700,000		3,535,813
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,287,500
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706		1,791,176
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000		2,469,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	3,100,000		3,103,875
[g] senior secured note, 144A, FRN, 3.286%, 12/15/19	Luxembourg	8,700,000		8,615,045
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		13,546,875
[d]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	1,400,000		1,572,830
first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000		5,832,625
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		14,596,875
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,243,750
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000		3,985,000
[d]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	13,700,000	EUR	16,600,669
[d]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	4,700,000		4,134,543
senior note, 144A, 6.625%, 5/15/23	United States	21,000,000		18,532,500
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	15,000,000		11,625,000
7.00%, 2/15/21	Canada	20,000,000		15,350,000
[d]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	32,000,000		29,460,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		22,100,000
[d]Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	20,000,000		20,613,180
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	7,500,000		7,113,135
4.625%, 4/29/24	Switzerland	5,000,000		4,823,500
[d]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	28,500,000		28,072,500
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,326,250
8.75%, 12/15/20	Canada	8,000,000		8,480,000
[d]Owens-Brockway Glass Container Inc.,
senior bond, 144A, 5.375%, 1/15/25	United States	7,600,000		7,571,500
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000		7,829,250
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,847,500
senior note, 8.50%, 5/15/18	United States	14,000,000		14,245,000
senior note, 9.00%, 4/15/19	United States	1,000,000		1,033,750
senior note, 9.875%, 8/15/19	United States	400,000		421,500
senior note, 8.25%, 2/15/21	United States	10,000,000		10,425,000
senior secured note, first lien, 7.125%, 4/15/19	United States	4,000,000		4,120,000
[d]Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		11,483,625
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,661,750
senior note, 144A, 6.50%, 12/01/20	United States	4,000,000		4,460,000
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,384,750
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		9,627,250
senior note, 5.125%, 10/01/21	United States	9,200,000		9,223,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	9,270,918

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	2,523,000		1,034,430
				413,060,314
Media 3.6%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,303,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000		15,225,000
[d] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		12,837,500
senior note, 6.50%, 4/30/21	United States	8,000,000		8,380,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,093,750
senior note, 6.50%, 11/15/22	United States	5,000,000		5,231,250
senior sub. note, 7.625%, 3/15/20	United States	900,000		936,000
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,748,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,630,000
senior note, 6.75%, 11/15/21	United States	22,000,000		22,880,000
senior note, 5.25%, 6/01/24	United States	2,300,000		2,136,125
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,387,500
senior note, 7.125%, 2/01/16	United States	13,000,000		13,325,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,240,000
senior note, 5.875%, 7/15/22	United States	3,000,000		2,992,500
senior note, 5.875%, 11/15/24	United States	5,000,000		4,862,500
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,750,000
[d] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,821,000
senior note, 5.125%, 7/15/20	United States	9,800,000		10,241,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		21,628,250
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		7,320,375
[d]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	14,600,000		15,257,000
5.375%, 4/15/25	United States	9,000,000		9,000,000
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	12,600,000		12,670,371
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	3,330,000	EUR	3,968,755
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,710,000	EUR	2,039,183
[d]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,585,000
[d]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	2,000,000		2,015,000
2/15/25	United States	30,000,000		30,150,000
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	6,400,000		6,480,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	United Kingdom	500,000		524,375
10/15/24	United Kingdom	9,600,000	GBP	15,635,359
[d]Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,157,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	3,870,000		3,983,681
				311,435,724
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AbbVie Inc., senior note, 3.60%, 5/14/25	United States	14,900,000		14,728,203
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	14,900,000		14,573,079
[d]Baxalta Inc., senior note, 144A, 4.00%, 6/23/25	United States	20,700,000		20,565,968
[d]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		12,346,250
senior note, 144A, 6.00%, 7/15/23	United States	8,000,000		8,360,000
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	8,000,000		8,120,000
[d,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	24,100,000		24,672,375
[d]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		3,247,250
senior note, 144A, 7.50%, 7/15/21	United States	8,000,000		8,700,000
senior note, 144A, 5.625%, 12/01/21	United States	5,000,000		5,143,750
senior note, 144A, 5.50%, 3/01/23	United States	8,000,000		8,200,000
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		17,533,750

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	25,000,000		24,016,100
				170,206,725
Real Estate 0.3%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000		25,372,500
Retailing 0.6%
[d]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	7,000,000		7,420,000
[d]Dollar Tree Inc., senior note, 144A,
5.25%, 3/01/20	United States	1,600,000		1,696,000
5.75%, 3/01/23	United States	6,900,000		7,314,000
[d]Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	13,246,054
[d]Netflix Inc.,
senior bond, 144A, 5.875%, 2/15/25	United States	9,100,000		9,577,750
senior note, 144A, 5.50%, 2/15/22	United States	13,600,000		14,212,000
				53,465,804
Software & Services 0.7%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	25,000,000		19,656,250
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,320,000
senior note, 11.25%, 1/15/21	United States	3,218,000		3,580,025
[d] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	25,000,000		26,531,250
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	9,500,000		9,998,750
				62,086,275
Technology Hardware & Equipment 0.3%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	15,000,000		16,181,250
[d,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,878,750
[d]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000		10,098,000
				28,158,000
Telecommunication Services 3.5%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	18,700,000		17,923,707
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	3,300,000		3,320,625
[d] senior bond, 144A, 5.625%, 4/01/25	United States	10,000,000		9,200,000
senior note, 6.00%, 4/01/17	United States	10,000,000		10,512,500
senior note, 6.45%, 6/15/21	United States	2,000,000		2,050,000
senior note, 5.80%, 3/15/22	United States	2,000,000		1,950,000
[d]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	10,000,000		9,912,500
7.125%, 4/01/22	Bermuda	3,000,000		2,763,750
[d]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	10,000,000		9,443,750
6.75%, 3/01/23	Bermuda	4,100,000		3,956,889
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	5,700,000		5,215,500
senior note, 8.50%, 4/15/20	United States	1,000,000		1,037,500
senior note, 8.75%, 4/15/22	United States	1,700,000		1,694,688
senior note, 7.125%, 1/15/23	United States	1,800,000		1,633,500
senior note, 7.875%, 1/15/27	United States	3,975,000		3,503,287
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		9,125,000
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		2,715,000
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		14,943,750
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		8,988,750
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	20,000,000		21,025,000
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	3,900,000	EUR	4,506,185
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	6,700,000	EUR	7,607,229
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	17,000,000		18,020,000
6.00%, 11/15/22	United States	10,000,000		8,810,000
[d] 144A, 9.00%, 11/15/18	United States	8,000,000		8,980,000
[d] 144A, 7.00%, 3/01/20	United States	5,000,000		5,337,500
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	4,700,000		4,512,940
7.125%, 6/15/24	United States	2,700,000		2,477,250

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	3,500,000		3,704,540
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,453,375
senior note, 6.542%, 4/28/20	United States	5,000,000		5,279,500
senior note, 6.633%, 4/28/21	United States	3,500,000		3,714,200
senior note, 6.125%, 1/15/22	United States	2,000,000		2,095,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,718,750
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		24,280,256
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	14,400,000	EUR	16,203,236
7.00%, 4/23/21	Italy	17,300,000	EUR	20,282,005
				295,897,662
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,695,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		3,800,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	11,900,000		12,312,811
5.875%, 10/15/20	United States	1,800,000		1,840,500
6.25%, 10/15/22	United States	12,000,000		12,270,000
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	7,500,000		7,200,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	15,000,000		14,402,250
				59,520,561
Utilities 1.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		8,808,750
senior note, 5.375%, 1/15/23	United States	10,000,000		9,825,000
[d] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	4,256,000		4,588,500
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000		2,101,000
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000		1,381,250
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		5,205,800
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		25,671,875
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000		18,812,317
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		22,625,000
[d,f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	30,000,000		15,975,000
				114,994,492
Total Corporate Bonds (Cost $3,468,662,096)				3,275,708,031
[g]Senior Floating Rate Interests 19.7%
Automobiles & Components 0.8%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	9,354,705		9,354,705
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 11.00%, 1/29/18	United States	12,648,801		11,826,629
Term Loan, 7.00%, 7/29/17	United States	31,670,880		30,456,840
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.75%, 4/30/19	United States	5,769,137		5,804,294
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	9,347,455		9,370,824
TI Group Automotive Systems LLC, Intial US Term Loan, 4.50%, 6/25/22	United States	2,394,319		2,407,040
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	904,870		901,477
				70,121,809
Capital Goods 0.9%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	5,012,224		5,012,224
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	10,800,297		10,746,295
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	736,591		739,584
[i]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,064,914		929,924
LCS Deco LLC, Term B Loans, 5.50%, 5/21/22	United States	616,643		622,039
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	24,255,726		23,649,333
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	13,264,718		13,256,427
Second Lien Term Loan, 8.50%, 5/09/18	United States	18,297,904		18,206,415
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	704,103		703,663

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Tranche D Term Loan, 3.75%, 6/04/21	United States	2,711,586	2,709,468
[j]WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	3,661,530	3,675,260
			80,250,632
Commercial & Professional Services 0.3%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	24,389,393	24,514,389
Consumer Durables & Apparel 0.1%
[j]Jarden Corp., Term Loan B-1, 5.00%, 9/30/20	United States	4,051,168	4,070,160
Consumer Services 3.1%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	10,146,961	9,779,133
[j]Aristocrat Technologies Inc., First Lien Initial Term Loan, 6.00%, 10/20/21	United States	1,327,115	1,336,464
Boyd Gaming Corp., Term A Loan, 3.147%, 8/14/18	United States	539,888	540,562
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	56,958,259	53,561,098
[b]Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	9,663,335	8,745,318
Term Loan, 6.00%, 10/02/18	United States	30,087,117	29,773,699
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	45,903,910	44,225,571
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	United States	11,545,455	11,582,436
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	22,690,078	22,207,914
Seaworld Parks and Entertainment Inc., Term B-2 Loan, 3.00%, 5/14/20	United States	12,042,470	11,726,355
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	4,678,962	4,714,054
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	15,508,133	11,863,722
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 5.75%, 9/02/21	Luxembourg	31,529,808	31,684,178
[b,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	26,868,587	26,196,872
			267,937,376
Diversified Financials 0.1%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	8,447,330	8,496,164
Trans Union LLC, 2015 Term B-2 Loans, 3.75%, 4/09/21	United States	2,641,676	2,629,128
			11,125,292
Energy 2.2%
Bowie Resource Holdings LLC,
[j] First Lien Initial Term Loan, 6.75%, 8/16/20	United States	28,837,867	27,432,021
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	7,582,077	7,221,929
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	2,079,367	2,085,433
[j]Drillships Ocean Ventures Inc. and Drillships Ventures Projects Inc., Term Loan, 5.50%,
7/25/21	Marshall Islands	21,568,464	17,798,469
Fieldwood Energy LLC,
[j] Loans, 3.875%, 10/01/18	United States	29,926,287	27,588,296
Second Lien Loans, 8.375%, 9/30/20	United States	4,524,000	2,502,337
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	14,228,000	13,801,160
[j]McDermott Finance LLC, Term Loan, 6.50%, 4/16/19	United States	2,082,813	2,055,043
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	11,839,668	11,824,869
OSG International Inc. (OIN), Initial Term Loan, 5.75%, 8/05/19	United States	20,889,186	20,954,465
[j]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	17,694,881	13,602,939
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	37,359,829	34,713,520
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	6,392,634	5,945,149
			187,525,630
Food, Beverage & Tobacco 0.4%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	14,572,878	14,864,335
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	2,926,805	2,795,098
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	12,646,714	12,659,361
			30,318,794
Health Care Equipment & Services 1.3%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	15,136,000	15,094,376
Community Health Systems Inc., 2018 Term F Loans, 3.534%, 12/31/18	United States	10,234,094	10,269,279
Connolly LLC,
Initial Term Loan, 4.50%, 5/14/21	United States	25,369,312	25,527,870
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	2,349,446	2,367,067
Dialysis Newco Inc., Second Lien Term Loan B, 7.75%, 10/22/21	United States	2,417,433	2,438,586
[j]Hill-Rom Holdings Inc., Term Loan B, 5.00%, 7/30/22	United States	4,275,299	4,299,348
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	10,268,223	10,329,996
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	21,607,598	9,291,267

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
Surgery Centers Holdings Inc., Second Lien Term Loan, 8.50%, 11/03/21	United States	671,755	671,755
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	20,832,247	20,799,436
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	12,393,050	12,420,166
			113,509,146
Household & Personal Products 0.7%
[j]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	55,270,595	52,852,507
[j]Spectrum Brands Inc., Initial Term Loans, 5.25%, 6/23/22	United States	9,846,668	9,902,055
			62,754,562
Materials 3.4%
[b]Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	29,863,956	28,109,449
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	1,941,300	1,834,528
[j]Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	24,742,590	24,794,129
Term Loan C, 8.00%, 5/01/19	United States	32,726,950	32,795,120
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	4,271,613	4,228,896
[j]The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	36,479,076	35,171,921
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	30,123,079	30,311,349
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	33,867,221	33,189,876
[j]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	24,629,217	20,244,699
HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.75%, 12/21/20	United States	4,981,150	4,993,603
Huntsman International LLC, Extended Term B Dollar Loan, 2.742%, 4/19/17	United States	4,483,400	4,482,700
Ineos U.S. Finance LLC, Dollar Term Loan, 4.25%, 3/31/22	United States	4,077,792	4,092,354
Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	1,124,914	1,113,665
Term B-3 Loan, 5.00%, 9/08/17	United States	1,097,771	1,084,964
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	8,324,405	8,331,065
OCI Beaumont LLC, Term B-3 Loan, 5.50%, 8/20/19	United States	16,548,555	16,941,583
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	2,892,308	2,733,231
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	12,485,302	11,829,824
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 7.75%,
7/31/22	United States	1,665,600	1,618,755
Tronox Pigments (Netherlands) BV, New Term Loan, 4.25%, 3/19/20	Netherlands	4,845,082	4,645,222
[f]Walter Energy Inc., B Term Loan, 3.25%, 4/02/18	United States	31,225,502	15,878,168
			288,425,101
Media 1.7%
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	4,079,882	4,092,101
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	27,221,300	27,384,192
[j]Charter Communications Operating LLC (CCO Safari),
Term Loan H, 4.75%, 7/23/21	United States	3,811,905	3,818,458
Term Loan I, 5.00%, 1/30/23	United States	2,545,369	2,553,779
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	14,525,506	13,436,093
MediArena Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	856,250	822,000
Radio One Inc., Term Loan B, 4.79%, 12/31/18	United States	69,578,879	70,926,970
UPC Financing Partnership (UPC Broadband Holdings BV), Facility AH, 3.25%, 6/30/21	Netherlands	12,556,661	12,480,429
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	5,952,791	5,940,701
			141,454,723
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
[j]Endo Luxembourg Finance Co. and Endo LLC, Term Loan B, 3.25%, 7/01/22	United States	15,821,798	15,914,498
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.19%, 2/27/21	United States	30,599,303	30,733,175
Valeant Pharmaceuticals International Inc.,
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	13,870,000	13,889,071
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	34,727,254	34,930,478
			95,467,222
Real Estate 0.1%
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	4,432,500	4,511,917
Retailing 1.2%
[j]Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, 8/17/22	United States	38,604,714	38,025,644
BJ's Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20	United States	27,346,351	27,602,724
[j]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	31,283,107	29,425,672

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	6,798,073			6,844,810
					101,898,850
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	4,731,408			4,743,237
Software & Services 1.5%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	47,188,807			43,248,541
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	50,844,648			48,302,416
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	26,736,732			24,581,083
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	15,025,339			15,222,546
					131,354,586
Technology Hardware & Equipment 0.1%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	2,326,650			2,336,829
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	4,033,648			4,052,134
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	3,061,477			3,064,241
					9,453,204
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	13,643,323			13,526,072
[j]Zayo Group LLC, 2021 Term Loans, 5.00%, 5/06/21	United States	6,667,531			6,655,863
					20,181,935
Transportation 0.2%
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	13,534,743			13,703,927
Utilities 0.2%
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	12,145,847			12,057,280
Term B-2 Loan, 3.25%, 1/31/22	United States	3,029,625			3,006,903
Calpine Corp., Term Loan (B5), 3.50%, 5/27/22	United States	5,185,994			5,175,912
					20,240,095
Total Senior Floating Rate Interests (Cost $1,738,365,048)					1,683,562,587
Foreign Government and Agency Securities 16.5%
Government of Hungary,
7.75%, 8/24/15	Hungary	57,900,000		HUF	207,730
5.50%, 2/12/16	Hungary	1,619,020,000		HUF	5,926,220
5.50%, 12/22/16	Hungary	584,040,000		HUF	2,218,798
6.50%, 6/24/19	Hungary	721,600,000		HUF	2,948,855
7.50%, 11/12/20	Hungary	8,507,000,000		HUF	37,137,984
5.375%, 2/21/23	Hungary	16,250,000			17,757,594
A, 6.75%, 11/24/17	Hungary	3,905,920,000		HUF	15,578,093
A, 5.50%, 12/20/18	Hungary	426,500,000		HUF	1,679,647
A, 7.00%, 6/24/22	Hungary	11,570,000		HUF	50,489
A, 6.00%, 11/24/23	Hungary	2,015,870,000		HUF	8,465,580
senior note, 6.375%, 3/29/21	Hungary	10,320,000			11,826,049
senior note, 5.75%, 11/22/23	Hungary	5,000,000			5,593,325
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	784,060
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	15,016,186
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,909,972
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,539,752
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	668,408
senior note, FR70, 8.375%, 3/15/24	Indonesia	265,000,000,000		IDR	19,295,869
Government of Malaysia,
3.835%, 8/12/15	Malaysia	52,480,000		MYR	13,744,703
4.72%, 9/30/15	Malaysia	106,594,000		MYR	27,986,856
3.197%, 10/15/15	Malaysia	126,590,000		MYR	33,162,337
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000		MYR	17,376,886
senior note, 3.172%, 7/15/16	Malaysia	338,100,000		MYR	88,645,234
Government of Mexico,
8.00%, 12/17/15	Mexico	9,037,850	[k]	MXN	57,078,988
6.25%, 6/16/16	Mexico	12,628,270	[k]	MXN	80,183,635
7.25%, 12/15/16	Mexico	11,765,870	[k]	MXN	76,363,856
Government of Poland,
6.25%, 10/24/15	Poland	70,991,000		PLN	19,019,840
5.00%, 4/25/16	Poland	11,250,000		PLN	3,054,969

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
4.75%, 10/25/16	Poland	265,000,000		PLN	72,866,129
[g] FRN, 1.79%, 1/25/17	Poland	7,098,000		PLN	1,882,747
[g] FRN, 1.79%, 1/25/21	Poland	7,201,000		PLN	1,888,397
Strip, 1/25/16	Poland	67,525,000		PLN	17,772,097
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	50,000,000			53,013,000
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			29,808,072
7.25%, 9/28/21	Serbia	21,490,000			24,255,441
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	135,000,000		SGD	98,574,553
Government of Sri Lanka,
A, 11.00%, 8/01/15	Sri Lanka	601,300,000		LKR	4,496,626
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	358,963
A, 8.00%, 11/15/18	Sri Lanka	198,900,000		LKR	1,490,605
A, 9.00%, 5/01/21	Sri Lanka	220,720,000		LKR	1,670,340
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	338,291
B, 8.50%, 7/15/18	Sri Lanka	54,290,000		LKR	412,599
C, 8.50%, 4/01/18	Sri Lanka	24,240,000		LKR	185,172
D, 8.50%, 6/01/18	Sri Lanka	162,140,000		LKR	1,233,284
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	934,290,000		PHP	20,793,736
senior bond, 9.125%, 9/04/16	Philippines	41,860,000		PHP	969,807
senior note, 1.625%, 4/25/16	Philippines	1,442,450,000		PHP	31,430,595
[b]Government of Ukraine,
144A, 9.25%, 7/24/17	Ukraine	23,720,000			14,009,625
144A, 7.75%, 9/23/20	Ukraine	25,000,000			14,462,875
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000			15,813,825
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000			531,563
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000			8,312,150
senior note, 144A, 7.50%, 4/17/23	Ukraine	12,000,000			7,102,500
[l]Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	Uruguay	147,586,457		UYU	5,169,643
4.375%, 12/15/28	Uruguay	1,834,760,920		UYU	58,990,461
Korea Monetary Stabilization Bond, senior note,
2.80%, 8/02/15	South Korea	29,565,730,000		KRW	25,358,293
2.81%, 10/02/15	South Korea	23,911,000,000		KRW	20,552,119
2.07%, 12/02/16	South Korea	73,000,000,000		KRW	62,983,853
Korea Treasury Bond, senior note,
2.75%, 12/10/15	South Korea	53,650,740,000		KRW	46,216,475
3.00%, 12/10/16	South Korea	65,000,000,000		KRW	56,773,431
Nota Do Tesouro Nacional,
9.762%, 1/01/17	Brazil	142,250[m] BRL			39,864,361
10.00%, 1/01/23	Brazil	52,000[m] BRL			13,247,060
[n] Index Linked, 6.00%, 8/15/16	Brazil	4,799	[m]	BRL	3,719,786
[n] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[m]	BRL	26,774,176
[n] Index Linked, 6.00%, 5/15/23	Brazil	19,500	[m]	BRL	14,750,026
senior note, 10.00%, 1/01/19	Brazil	25,000	[m]	BRL	6,782,178
Uruguay Notas del Tesoro,
10.25%, 8/22/15	Uruguay	395,600,000		UYU	13,858,493
9.50%, 1/27/16	Uruguay	50,700,000		UYU	1,778,503
7, 13.25%, 4/08/18	Uruguay	220,000,000		UYU	7,624,004
[l] 18, Index Linked, 2.25%, 8/23/17	Uruguay	123,628,500		UYU	4,050,026
Uruguay Treasury Bill, Strip, 8/20/15	Uruguay	445,261,000		UYU	15,531,797
Total Foreign Government and Agency Securities (Cost $1,673,287,615)					1,414,919,592
U.S. Government and Agency Securities 3.1%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	8,000,000			8,548,752
7.125%, 2/15/23	United States	3,000,000			4,095,000
6.25%, 8/15/23	United States	4,000,000			5,260,624
6.875%, 8/15/25	United States	1,000,000			1,429,062
6.50%, 11/15/26	United States	34,000,000			48,556,250
5.25%, 2/15/29	United States	1,750,000			2,336,250
U.S. Treasury Note,
4.75%, 8/15/17	United States	7,000,000			7,576,954
3.875%, 5/15/18	United States	22,000,000			23,789,216
3.75%, 11/15/18	United States	39,000,000			42,357,666

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
2.75%, 2/15/24	United States	33,000,000	34,650,000
2.50%, 5/15/24	United States	64,000,000	65,875,008
[l] Index Linked, 2.125%, 1/15/19	United States	8,859,485	9,555,096
[l] Index Linked, 0.625%, 7/15/21	United States	10,549,387	10,829,599
Total U.S. Government and Agency Securities (Cost $261,722,848)			264,859,477
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 6.5%
Banks 3.6%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	25,977,000	26,504,073
[g]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.679%, 6/25/34	United States	18,235,824	18,450,094
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.43%, 3/11/39	United States	19,604,000	19,919,428
[g] 2006-PW12, AJ, FRN, 5.755%, 9/11/38	United States	20,666,000	21,030,094
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000	30,662,235
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	17,791,000	17,768,530
[g] 2007-C6, AM, FRN, 5.711%, 6/10/17	United States	25,650,000	27,095,814
2015-GC27, A5, 3.137%, 2/10/48	United States	6,739,800	6,717,653
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	21,795,000	21,120,554
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000	2,734,043
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	6,110,000	6,306,232
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.819%, 7/10/38	United States	27,020,000	27,338,904
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000	6,426,257
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	17,740,000	18,236,897
[g] 2006-LDP7, AJ, FRN, 5.905%, 4/15/45	United States	15,080,000	15,013,098
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	United States	6,110,000	6,123,320
[g]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.571%, 8/25/35	United States	4,586,534	4,171,214
[g]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.326%, 11/12/37	United States	2,875,000	2,887,699
[g]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.413%, 3/12/44	United States	7,045,000	7,126,211
2007-IQ16, AM, FRN, 6.073%, 12/12/49	United States	3,102,000	3,397,528
2007-IQ16, AMA, FRN, 6.069%, 12/12/49	United States	12,415,000	13,352,984
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	2,440,000	2,533,708
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.626%, 11/25/34	United States	3,093,896	3,148,995
2007-3, 3A1, 5.50%, 4/25/37	United States	885,859	915,520
			308,981,085
Diversified Financials 2.9%
[d,g]ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.282%, 11/25/20	United States	3,840,000	3,791,386
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.889%, 7/16/25	United States	13,950,000	13,774,090
[d,g]Atrium XI, 11A, C, 144A, FRN, 3.494%, 10/23/25	Cayman Islands	15,440,000	15,487,555
[d,g]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.658%, 5/26/35	United States	9,473,234	9,044,760
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.895%, 1/27/25	Cayman Islands	11,250,000	10,957,050
[d,g]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.626%, 3/11/21	United States	3,881,000	3,693,587
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.174%, 1/30/25	Cayman Islands	7,450,980	7,469,533
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.695%, 7/26/21	United States	5,130,000	5,006,162
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.289%, 10/15/21	United States	2,680,000	2,631,760
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.498%, 10/20/43	United States	4,864,480	4,855,213
[d,g,j]Cumberland Park CDO Ltd., 2015-2A, B, 144A, FRN, 2.395%, 7/20/26	Cayman Islands	12,270,000	12,230,061
[d,g,j]Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.145%, 7/20/26	Cayman Islands	1,850,000	1,843,629
[d,g]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.739%, 7/15/26	Cayman Islands	17,000,000	17,004,930
B, 144A, FRN, 2.339%, 7/15/26	United States	4,320,500	4,318,642
C, 144A, FRN, 3.289%, 7/15/26	United States	1,420,629	1,421,510
[g]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.391%, 2/25/24	United States	13,000,000	13,127,088
2014-HQ2, M2, FRN, 2.391%, 9/25/24	United States	14,600,000	14,622,294
2015-HQ1, M2, FRN, 2.391%, 3/25/25	United States	9,200,000	9,247,191
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000	10,873,702
[d,g]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.678%, 11/01/17	United States	8,002,000	7,988,717
[g]Impac Secured Assets Trust, 2007-2, FRN, 0.441%, 4/25/37	United States	4,132,037	3,833,386

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
[d,g]Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.189%, 4/15/24	Cayman Islands	2,740,000		2,733,342
2013-2A, B, 144A, FRN, 2.975%, 4/25/25	United States	10,770,000		10,681,040
[d,g]Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.636%, 3/17/32	United States	9,123,273		9,171,599
[g]MortgageIT Trust,
05-5, A1, FRN, 0.451%, 12/25/35	United States	4,023,909		3,671,881
2004-1, A2, FRN, 1.091%, 11/25/34	United States	4,984,951		4,789,915
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.622%, 12/24/39	United States	1,222,755		1,212,178
[g]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.501%, 11/25/35	United States	7,551,119		7,145,261
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	27,901		27,888
[g]Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN, 0.928%, 12/19/33	United States	6,445,311		6,220,917
[g]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.687%, 2/25/35	United States	4,586,317		4,435,533
[g,o]Talisman 6 Finance, Reg S, FRN, 0.161%, 10/22/16	Germany	397,950	EUR	431,699
[g]Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.146%, 4/25/45	United States	6,908,649		6,866,976
2005-2, A1, FRN, 2.304%, 7/25/45	United States	3,692,179		3,599,374
[d,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.503%, 8/01/22	United States	11,092,808		10,940,503
				245,150,352
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $544,890,027)				554,131,437
Mortgage-Backed Securities 3.1%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	101,069		105,791
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	570,568		596,116
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	735,940		781,603
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	67,845		70,304
[j]FHLMC Gold 30 Year, 3.50%, 8/01/45	United States	21,991,000		22,797,624
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	365,489		397,496
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	2,764,389		3,050,880
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,788,206		2,010,742
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	568,884		643,996
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	383,523		438,891
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	51,662		56,732
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	10,735		12,593
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	261		273
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	151		177
				30,857,427
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31%, 12/01/34	United States	283,015		302,250
FNMA, 2.42%, 4/01/20	United States	70,337		72,160
				374,410
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
[j]FNMA 15 Year, 2.50%, 7/01/27 - 8/01/30	United States	47,583,519		48,327,049
FNMA 15 Year, 4.50%, 3/01/20	United States	102,880		107,393
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	127,916		133,926
FNMA 15 Year, 5.50%, 8/01/15 - 4/01/22	United States	740,818		766,716
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	4,331		4,388
[j]FNMA 30 Year, 3.00%, 8/01/45	United States	47,933,000		48,270,071
[j]FNMA 30 Year, 3.50%, 8/01/45	United States	75,315,000		78,224,632
[j]FNMA 30 Year, 4.00%, 8/01/45	United States	4,900,000		5,215,246
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	984,073		1,070,596
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	2,998,624		3,319,096
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	2,584,197		2,920,212
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	4,894,316		5,577,423
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	844,025		970,322
FNMA 30 Year, 7.50%, 10/01/29	United States	11,073		13,634
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	5,255		6,206
FNMA 30 Year, 8.50%, 7/01/25	United States	550		570
				194,927,480
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	288,768		323,225
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	841,565		961,053

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	77,483	89,486
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	62,276	71,120
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	27,691	30,613
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,646	4,122
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	5,097	5,736
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	86	97
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	328	330
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	554	557
[j]GNMA II SF 30 Year, 3.00%, 8/01/45	United States	5,300,000	5,394,406
[j]GNMA II SF 30 Year, 3.50%, 8/01/45	United States	29,575,000	30,909,339
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	444,945	496,498
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	219,657	249,522
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	192,801	223,981
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	106,940	125,538
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	26,986	31,339
			38,916,962
Total Mortgage-Backed Securities (Cost $261,004,739)			265,182,070
Municipal Bonds 4.0%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	7,300,000	7,844,069
California State GO,
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	9,103,398
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,879,799
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	22,389,150
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,854,710
Various Purpose, Refunding, 5.00%, 4/01/38	United States	20,000,000	21,624,800
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,891,593
Various Purpose, Series 1, AGMC Insured, Pre-Refunded, 4.75%, 9/01/31	United States	1,755,000	1,800,542
Chicago GO,
Build America Bonds, Direct Payment, Taxable Project, Series B, 7.517%, 1/01/40	United States	3,905,000	3,888,638
Taxable Project, Series B, 6.034%, 1/01/42	United States	4,975,000	4,119,549
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	3,105,000	3,465,304
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	6,320,000	6,985,559
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	30,000,000	30,644,100
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	8,786,480
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	18,300,000	19,371,648
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	21,400,000	24,295,206
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	12,500,000	13,678,875
4/01/43	United States	13,000,000	14,036,100
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,419,336
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,942,085
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	25,037,662
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	19,500,000	22,537,515
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Ninety-First Series, 4.823%, 6/01/45	United States	35,000,000	35,255,150
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	18,153,750
Series XX, 5.25%, 7/01/40	United States	15,000,000	8,812,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	United States	5,000,000	1,950,000
6.50%, 8/01/44	United States	18,300,000	7,594,500
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	7,200,000	7,935,336
Total Municipal Bonds (Cost $336,700,559)			342,297,354

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)
		Shares
Escrows and Litigation Trusts 0.0%
[a,i]Comfort Co. Inc., Escrow Account	United States	63,156		—
[a,i]NewPage Corp., Litigation Trust	United States	14,000,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $8,377,352,269)				7,897,754,595
		Principal Amount*
Short Term Investments 9.8%
Foreign Government and Agency Securities (Cost $29,798,423) 0.3%
Korea Monetary Stabilization Bond, senior note, 2.79%, 6/02/16	South Korea	33,000,000,000	KRW	28,591,414
Total Investments before Money Market Funds (Cost $8,407,150,692)				7,926,346,009
		Shares
Money Market Funds (Cost $813,255,850) 9.5%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	813,255,850		813,255,850
Total Investments (Cost $9,220,406,542) 102.1%				8,739,601,859
Other Assets, less Liabilities (2.1)%				(181,753,456)
Net Assets 100.0%				$8,557,848,403

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At July 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
c The security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 9.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2015, the aggregate value of these securities was $1,629,005,164, representing 19.04% of net assets.
e Perpetual security with no stated maturity date.
f Defaulted security or security for which income has been deemed uncollectible.
g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2015, the aggregate value of these securities was $929,924, representing 0.01% of net assets.
j A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2015, the value of this security was $431,699, representing 0.01% of net assets.
p Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Strategic Series
Statement of Investments, July 31, 2015 (unaudited) (continued)
At July 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Buy	8,992,805	$9,998,201	8/27/15	$-	$(116,635)
Euro	DBAB	Sell	56,259,845	64,283,847	8/27/15	2,463,830	-
Euro	JPHQ	Sell	20,514,800	23,484,625	8/27/15	942,343	-
Japanese Yen	DBAB	Sell	2,240,500,000	19,129,952	8/27/15	1,043,616	-
Japanese Yen	HSBC	Sell	286,000,000	2,443,672	8/27/15	134,949	-
Japanese Yen	JPHQ	Sell	605,200,000	5,171,045	8/27/15	285,595	-
British Pound	DBAB	Buy	6,992,149	10,913,347	9/17/15	63	-
British Pound	DBAB	Sell	6,992,149	10,795,879	9/17/15	-	(117,531)
Chilean Peso	DBAB	Buy	9,592,750,000	15,154,423	9/17/15	-	(993,962)
Chilean Peso	JPHQ	Buy	937,202,000	1,488,213	9/17/15	-	(104,750)
Chilean Peso	MSCO	Buy	881,530,000	1,397,812	9/17/15	-	(96,530)
Euro	BZWS	Sell	667,313	758,788	9/17/15	25,294	-
Euro	DBAB	Buy	2,493,833	2,694,587	9/17/15	46,575	-
Euro	DBAB	Sell	140,199,751	155,965,221	9/17/15	3,002,268	(1,141,256)
Euro	GSCO	Sell	800,000	909,968	9/17/15	30,627	-
Euro	HSBC	Sell	711,759	809,605	9/17/15	27,256	-
Euro	JPHQ	Buy	4,530,000	4,997,949	9/17/15	-	(18,681)
Euro	JPHQ	Sell	9,285,384	10,561,029	9/17/15	354,757	-
Japanese Yen	DBAB	Sell	15,346,163,000	129,210,515	9/17/15	5,281,333	-
Japanese Yen	HSBC	Sell	561,900,000	4,740,372	9/17/15	202,703	-
Japanese Yen	JPHQ	Sell	1,648,760,000	13,905,246	9/17/15	590,551	-
Singapore Dollar	DBAB	Buy	26,357,820	19,403,578	9/17/15	-	(220,023)
Singapore Dollar	HSBC	Buy	3,182,000	2,344,101	9/17/15	-	(28,201)
Singapore Dollar	JPHQ	Buy	18,544,500	13,684,968	9/17/15	-	(188,047)
British Pound	DBAB	Buy	1,433,472	2,236,933	10/22/15	-	(54)
British Pound	DBAB	Sell	10,446,924	15,855,296	10/22/15	-	(446,732)
Chilean Peso	CITI	Buy	1,510,671,000	2,425,807	10/22/15	-	(203,109)
Chilean Peso	DBAB	Buy	3,025,000,000	4,853,979	10/22/15	-	(403,203)
Chilean Peso	JPHQ	Buy	9,080,770,800	14,575,876	10/22/15	-	(1,215,055)
Euro	BZWS	Sell	14,703,865	16,509,500	10/22/15	338,345	-
Euro	CITI	Sell	4,494,237	5,041,365	10/22/15	98,651	-
Euro	DBAB	Sell	39,442,630	44,184,818	10/22/15	806,232	-
Euro	GSCO	Sell	9,398,000	10,540,421	10/22/15	204,600	-
Euro	JPHQ	Sell	19,141,245	21,466,332	10/22/15	414,994	-
Japanese Yen	BZWS	Sell	190,148,000	1,591,343	10/22/15	54,949	-
Japanese Yen	CITI	Sell	100,563,000	839,340	10/22/15	26,792	-
Japanese Yen	DBAB	Sell	5,554,349,000	46,386,746	10/22/15	1,507,669	-
Japanese Yen	HSBC	Sell	467,487,000	3,902,066	10/22/15	124,776	-
Japanese Yen	JPHQ	Sell	1,733,630,500	14,479,318	10/22/15	471,604	-
Malaysian Ringgit	JPHQ	Buy	2,290,000	628,603	10/22/15	-	(38,304)
Chilean Peso	DBAB	Buy	2,000,000,000	3,117,693	12/17/15	-	(190,377)
Euro	BZWS	Sell	2,275,342	2,582,991	12/17/15	77,879	-
Euro	CITI	Sell	10,316,000	11,712,900	12/17/15	355,163	-
Euro	DBAB	Sell	47,162,026	53,548,708	12/17/15	1,624,136	-

Franklin Strategic Series
Statement of Investments, July 31, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	7,402,120	8,402,887	12/17/15	253,281	-
Indian Rupee	DBAB	Buy	1,472,000,000	22,333,485	12/17/15	119,725	-
Japanese Yen	BZWS	Sell	386,912,500	3,161,954	12/17/15	31,730	-
Japanese Yen	DBAB	Sell	12,762,115,000	104,295,042	12/17/15	1,046,163	-
Japanese Yen	JPHQ	Sell	2,136,360,000	17,447,935	12/17/15	164,218	-
Japanese Yen	MSCO	Sell	39,600,000	323,484	12/17/15	3,110	-
Malaysian Ringgit	DBAB	Buy	706,000	186,995	12/17/15	-	(5,858)
Malaysian Ringgit	HSBC	Buy	1,130,000	298,271	12/17/15	-	(8,350)
Australian Dollar	DBAB	Sell	61,141,304	44,937,024	1/14/16	628,524	-
Chilean Peso	BZWS	Buy	2,082,200,000	3,156,762	1/14/16	-	(117,064)
Chilean Peso	DBAB	Buy	5,456,000,000	8,323,417	1/14/16	-	(358,481)
Euro	BZWS	Sell	23,056,204	25,061,864	1/14/16	-	(336,711)
Euro	DBAB	Sell	36,168,381	39,354,815	1/14/16	-	(488,054)
Euro	JPHQ	Sell	10,916,222	11,875,922	1/14/16	-	(149,322)
Euro	MSCO	Sell	2,920,000	3,175,850	1/14/16	-	(40,804)
Indian Rupee	CITI	Buy	116,369,000	1,778,119	1/14/16	-	(12,048)
Indian Rupee	DBAB	Buy	2,529,734,000	38,710,543	1/14/16	-	(318,093)
Indian Rupee	HSBC	Buy	1,380,831,000	21,102,331	1/14/16	-	(146,180)
Indian Rupee	JPHQ	Buy	273,412,000	4,177,099	1/14/16	-	(27,668)
Japanese Yen	BZWS	Sell	1,046,497,000	8,450,167	1/14/16	-	(21,974)
Japanese Yen	CITI	Sell	1,022,550,000	8,257,332	1/14/16	-	(20,941)
Japanese Yen	DBAB	Sell	9,273,195,000	75,670,976	1/14/16	743,217	(145,381)
Japanese Yen	GSCO	Sell	755,750,000	6,103,027	1/14/16	-	(15,310)
Japanese Yen	HSBC	Sell	1,157,280,000	9,343,452	1/14/16	-	(25,556)
Japanese Yen	JPHQ	Sell	1,197,711,000	9,670,580	1/14/16	-	(25,747)
Singapore Dollar	HSBC	Buy	3,878,300	2,820,377	1/14/16	-	(4,761)
Singapore Dollar	JPHQ	Buy	2,638,000	1,918,127	1/14/16	-	(2,960)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$23,527,518	$(7,793,713)
Net unrealized appreciation (depreciation)						$15,733,805

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

At July 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Swaps
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.24	CITI	30,000,000	1.00%	6/20/20	$65,456	$609	$-	$66,065	Non
									Investment
									Grade
MCDX.NA.24	GSCO	75,000,000	1.00%	6/20/20	163,641	1,522	-	165,163	Non
									Investment
									Grade
Net unrealized appreciation (depreciation)						$2,131

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
CITI	(132,854)
GSCO	(330,000)
Total collateral	$(462,854)

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee

Franklin Strategic Series

Statement of Investments, July 31, 2015 (unaudited) (continued)

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
ETF	-	Exchange Traded Fund
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDC	-	Housing Development Corp.
ISD	-	Independent School District
NATL	-	National Public Financial Guarantee Corp.
PIK	-	Payment-In-Kind
PSF	-	Permanent School Fund

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At July 31, 2015, the Funds received U.S. Government Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin Strategic Income Fund $2,283,829

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Global Government Bond Fund – Forwards Franklin Strategic Income Fund – Forwards and swaps

4. MORTGAGE DOLLAR ROLLS

Certain or all Funds enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

					Franklin
	Franklin			Franklin Global	Grow th
	Biotechnology	Franklin Flex Cap	Franklin Focused	Government	Opportunities
	Discovery Fund	Growth Fund	Core Equity Fund	Bond Fund	Fund

Cost of investments	$1,214,912,823	$2,160,498,618	$170,280,049	$11,701,062	$844,394,992

Unrealized appreciation	$1,041,004,970	$1,191,774,608	$30,725,527	$39,044	$430,171,886
Unrealized depreciation	(58,406,323)	(8,176,081)	(5,087,673)	(553,046)	(17,188,296)
Net unrealized appreciation (depreciation)	$982,598,647	$1,183,598,527	$25,637,854	$(514,002)	$412,983,590

	Franklin Natural	Franklin Small Cap	Franklin Sm all-Mid	Franklin Strategic
	Resources Fund	Growth Fund	Cap Grow th Fund	Income Fund

Cost of investments	$674,659,086	$3,396,143,966	$2,925,946,786	$9,253,536,684

Unrealized appreciation	$81,608,319	$665,525,416	$1,284,831,730	$156,771,237
Unrealized depreciation	(153,637,997)	(269,516,652)	(107,376,612)	(670,706,062)
Net unrealized appreciation (depreciation)	$(72,029,678)	$396,008,764	$1,177,455,118	$(513,934,825)

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. RESTRICTED SECURITIES

At July 31, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal		Acquisition
Amount/Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
1,192,774	Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	5/06/15	$13,716,901	$13,716,901
316,074	[a] Aduro Biotech Inc., 8.00%, cvt. pfd., D	12/18/14	854,316	5,370,274
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	2,959,997
409,274	NantKw est Inc., 144A	6/05/15	7,856,846	11,271,408
	Total Restricted Securities (Value is 1.59% of Net Assets)		$25,025,579	$33,318,580

Franklin Growth Opportunities Fund
395,765	Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A (Value is 0.36% of Net Assets)	5/06/15	$4,551,297	$4,551,297

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.00% of Net Assets)		$3,118,103	$-

[a]The Fund also invests in unrestricted securities of the issuer, valued at $3,735,826 as of July 31, 2015.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the three months ended July 31, 2015, were as shown below.

	Number of			Number of
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
ARCA biopharma Inc.	-	3,346,547	-	3,346,547	$3,580,805		$-	$-
ARCA biopharma Inc., w ts., 6/16/22	-	1,338,619	-	1,338,619	509,614		-	-
Heat Biologics Inc.	624,200	-	-	624,200	3,988,638		-	-
Heron Therapeutics Inc.	1,664,710	33,200	(70,000)	1,627,910	-	a	-	650,927
Heron Therapeutics Inc., w ts., 144A, 7/01/16	278,594	-	-	278,594	-	a	-	-
Total Affiliated Securities (Value is 0.38% of Net Assets)					$8,079,057		$-	$650,927

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Altra Industrial Motion Corp.	1,302,100	287,100	-	1,589,200	$40,365,680		$228,315	$-
Aratana Therapeutics Inc.	2,013,519	155,800	-	2,169,319	38,223,401		-	-
Bazaarvoice Inc.	4,314,900	409,900	-	4,724,800	26,647,872		-	-
Callidus Softw are Inc.	2,907,900	257,900	-	3,165,800	52,552,280		-	-
Callon Petroleum Co.	4,435,282	390,600	-	4,825,882	31,561,269		-	-
The KEYW Holding Corp.	3,081,560	290,300	-	3,371,860	27,413,222		-	-
Lattice Semiconductor Corp.	7,451,500	1,143,700	-	8,595,200	42,288,384		-	-
M/I Homes Inc.	1,280,400	301,500	-	1,581,900	39,674,052		-	-
Nanometrics Inc.	2,431,800	162,900	-	2,594,700	35,495,496		-	-
Potbelly Corp.	1,640,851	61,700	-	1,702,551	23,222,796		-	-
Revance Therapeutics Inc.	1,344,100	103,900	(258,700)	1,189,300	-	a	-	391,965
Rex Energy Corp.	5,509,700	1,147,400	-	6,657,100	14,911,904		-	-
Sportsman's Warehouse Holdings Inc.	2,356,900	265,800	-	2,622,700	30,659,363		-	-
Tile Shop Holdings Inc.	2,625,700	267,222	-	2,892,922	41,310,926		-	-
US Ecology Inc.	1,024,990	115,600	-	1,140,590	52,341,675		205,306	-
Zoe's Kitchen Inc.	1,025,400	79,400	(72,800)	1,032,000	46,285,200		-	607,445
Total Affiliated Securities (Value is 15.02% of Net Assets)					$542,953,520		$433,621	$999,410

[a]As of July 31, 2015 no longer an affiliate.

9. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2015, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Statement of Investments.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$1,699,206,605	$8,148,513	$16,550,262	$1,723,905,380
Pharmaceuticals	214,351,832	-	24,988,309	239,340,141
Other Equity Investments[b]	70,968,003	-	-	70,968,003
Short Term Investments	163,297,946	-	-	163,297,946
Total Investments in Securities	$2,147,824,386	$8,148,513	$41,538,571	$2,197,511,470

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$3,284,956,476	$-	$-	$3,284,956,476
Short Term Investments	59,140,669	-	-	59,140,669
Total Investments in Securities	$3,344,097,145	$-	$-	$3,344,097,145

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$181,671,728	$-	$-	$181,671,728
Short Term Investments	14,246,175	-	-	14,246,175
Total Investments in Securities	$195,917,903	$-	$-	$195,917,903

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$7,546,304	$-	$7,546,304
U.S. Government and Agency Securities	-	3,121,875	-	3,121,875
Short Term Investments	518,881	-	-	518,881
Total Investments in Securities	$518,881	$10,668,179	$-	$11,187,060

Other Financial Instruments
Forw ard Exchange Contracts	$-	$78,930	$-	$78,930

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$18,041	$-	$18,041

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care	$322,307,925	$-	$4,551,297		$326,859,222
Other Equity Investments[b]	893,829,494	-	-		893,829,494
Short Term Investments	36,689,866	-	-		36,689,866
Total Investments in Securities	$1,252,827,285	$-	$4,551,297		$1,257,378,582

Franklin Natural Resources Fund
Assets:
Investments in Securities
Equity Investments:[a]
Oil & Gas Exploration & Production	$194,923,686	$2,188,956	$1,318,900		$198,431,542
Other Equity Investments[b]	379,848,675	-	-	c	379,848,675
Convertible Bonds	-	3,054,705	-		3,054,705
Short Term Investments	21,294,487	-	-		21,294,487
Total Investments in Securities	$596,066,848	$5,243,661	$1,318,900		$602,629,409

Franklin Sm all Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$3,457,339,949	$-	$-		$3,457,339,949
Short Term Investments	334,812,781	-	-		334,812,781
Total Investments in Securities	$3,792,152,730	$-	$-		$3,792,152,730

Franklin Sm all-Mid Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$3,701,166,520	$-	$-		$3,701,166,520
Short Term Investments	300,607,683	101,627,701	-		402,235,384
Total Investments in Securities	$4,001,774,203	$101,627,701	$-		$4,103,401,904

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$14,159,096	$-		$14,159,096
Transportation	-	3,738,712	-		3,738,712
All Other Equity Investments[b]	79,196,239	-	-		79,196,239
Corporate Bonds	-	3,275,708,031	-		3,275,708,031
Senior Floating Rate Interests	-	1,682,632,663	929,924		1,683,562,587
Foreign Government and Agency Securities	-	1,414,919,592	-		1,414,919,592
U.S. Government and Agency Securities	-	264,859,477	-		264,859,477
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	-	554,131,437	-		554,131,437
Mortgage-Backed Securities	-	265,182,070	-		265,182,070
Municipal Bonds	-	342,297,354	-		342,297,354
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	813,255,850	28,591,414	-		841,847,264
Total Investments in Securities	$892,452,089	$7,846,219,846	$929,924		$8,739,601,859

Other Financial Instruments
Forw ard Exchange Contracts	$-	$23,527,518	$-		$23,527,518
Sw ap Contracts	-	2,131	-		2,131
Total Other Financial Instruments	$-	$23,529,649	$-		$23,529,649

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$7,793,713	$-		$7,793,713

[a]Includes common, preferred and convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at July 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended July 31, 2015, is as follows:

										Net Change in
										Unrealized Appreciation
	Balance at						Net Unrealized			(Depreciation) on
	Beginning of			Transfers Into	Cost Basis	Net Realized Gain	Appreciation		Balance at End of	Assets Held at Period
	Period	Purchases	Sales	(Out of) Level 3	Adjustments	(Loss)	(Depreciation)		Period	End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$24,570,623	$-	$-	$(5,065,932)	$-	$-	$(2,954,429	) $	16,550,262	$(2,954,429)
Pharmaceuticals	-	21,573,747	-	-	-	-	3,414,562		24,988,309	3,414,562
Total Investments in Securities	$24,570,623	$21,573,747	$-	$(5,065,932)	$-	$-	$460,133		$41,538,571	$460,133

[a]Includes common, preferred and convertible preferred stocks as w ell as other equity investments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2015, are as follows:

					Impact to Fair
	Fair Value at	Valuation			Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range	Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$10,913,447	Discounted Cash
		Flow Model	Free Cash Flow	$13,742.9 (mil)	Increase
			Cost of Equity	12.5%	Decrease
			Probability Rate	75%	Increase
		Market comparables	Discount for lack of marketability	10-35%	Decrease
Pharmaceutical	11,271,408	Market comparables	Discount for lack of marketability	10%	Decrease
All Other Investments[c]	19,353,716
Total	$41,538,571

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common and convertible preferred stocks.
c Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 24, 2015